UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2013

Date of reporting period:	September 30, 2013

Item 1. Schedule of Investments:

Putnam VT Diversified Income Fund

The fund's portfolio
9/30/13 (Unaudited)

MORTGAGE-BACKED SECURITIES (48.4%)(a)
			Principal amount	Value

Agency collateralized mortgage obligations (20.6%)

Federal Home Loan Mortgage Corp.
IFB Ser. 3182, Class SP, 27.871s, 2032			$176,832	$273,534
IFB Ser. 3408, Class EK, 25.06s, 2037			80,703	115,924
IFB Ser. 2979, Class AS, 23.605s, 2034			31,689	41,346
IFB Ser. 3072, Class SM, 23.128s, 2035			203,333	290,570
IFB Ser. 3072, Class SB, 22.982s, 2035			208,408	296,571
IFB Ser. 3249, Class PS, 21.673s, 2036			173,781	239,310
IFB Ser. 3065, Class DC, 19.313s, 2035			358,595	529,004
IFB Ser. 3998, Class KS, IO, 6.518s, 2027			2,631,418	423,494
IFB Ser. 4048, Class GS, IO, 6.468s, 2040			2,107,147	397,851
IFB Ser. 4032, Class SA, IO, 6.318s, 2042			2,212,466	375,430
IFB Ser. 4125, Class SH, IO, 5.968s, 2042			2,254,694	389,679
IFB Ser. 4105, Class LS, IO, 5.968s, 2041			2,992,556	580,616
IFB Ser. 4240, Class SA, IO, 5.818s, 2043			8,489,136	1,834,757
IFB Ser. 4245, Class AS, IO, 5.818s, 2043			5,626,397	1,251,097
IFB Ser. 311, Class S1, IO, 5.768s, 2043			12,113,215	2,664,871
IFB Ser. 308, Class S1, IO, 5.768s, 2043			2,807,320	640,322
IFB Ser. 310, Class S4, IO, 5.751s, 2043			3,705,000	910,911
IFB Ser. 314, Class AS, IO, 5.698s, 2043			2,949,000	619,321
Ser. 3632, Class CI, IO, 5s, 2038			689,866	57,404
Ser. 3626, Class DI, IO, 5s, 2037			251,436	6,736
Ser. 4122, Class TI, IO, 4 1/2s, 2042			3,585,869	647,966
Ser. 4000, Class PI, IO, 4 1/2s, 2042			1,805,421	312,518
Ser. 4019, Class GI, IO, 4 1/2s, 2041			8,000,742	1,263,317
Ser. 4024, Class PI, IO, 4 1/2s, 2041			5,042,897	939,250
Ser. 3747, Class HI, IO, 4 1/2s, 2037			640,694	68,582
Ser. 4220, Class IE, IO, 4s, 2028			2,808,911	349,007
Ser. 4105, Class HI, IO, 3 1/2s, 2041			2,158,733	344,447
Ser. 304, IO, 3 1/2s, 2027			4,664,860	572,705
Ser. 304, Class C37, IO, 3 1/2s, 2027			3,449,718	430,594
Ser. 4210, Class PI, IO, 3s, 2041			3,346,830	371,289
Ser. T-57, Class 1AX, IO, 0.004s, 2043			1,779,469	20,652
Ser. 3300, PO, zero %, 2037			75,665	70,764
FRB Ser. 3326, Class WF, zero %, 2035			1,655	1,490

Federal National Mortgage Association
IFB Ser. 06-62, Class PS, 38.827s, 2036			126,951	249,173
IFB Ser. 06-8, Class HP, 23.911s, 2036			309,217	498,198
IFB Ser. 07-53, Class SP, 23.544s, 2037			205,047	297,638
IFB Ser. 08-24, Class SP, 22.628s, 2038			245,046	367,564
IFB Ser. 05-122, Class SE, 22.474s, 2035			327,337	467,181
IFB Ser. 05-83, Class QP, 16.929s, 2034			238,414	311,889
IFB Ser. 10-99, Class NS, IO, 6.421s, 2039			2,485,496	325,302
IFB Ser. 404, Class S13, IO, 6.221s, 2040			4,671,686	814,401
IFB Ser. 10-35, Class SG, IO, 6.221s, 2040			3,427,171	630,976
IFB Ser. 12-132, Class SB, IO, 6.021s, 2042			7,411,646	1,143,246
IFB Ser. 12-105, Class S, IO, 5.871s, 2042			1,735,009	325,856
IFB Ser. 13-103, Class SK, IO, 5.735s, 2043			1,839,000	411,886
IFB Ser. 13-101, Class CS, IO, 5.708s, 2043			2,184,000	494,567
IFB Ser. 10-46, Class WS, IO, 5.571s, 2040			2,108,302	266,342
Ser. 374, Class 6, IO, 5 1/2s, 2036			528,022	82,039
Ser. 12-132, Class PI, IO, 5s, 2042			8,987,998	1,589,797
Ser. 398, Class C5, IO, 5s, 2039			333,824	43,664
Ser. 10-13, Class EI, IO, 5s, 2038			176,040	6,542
Ser. 378, Class 19, IO, 5s, 2035			1,422,114	232,874
Ser. 12-30, Class HI, IO, 4 1/2s, 2040			6,986,202	1,183,113
Ser. 409, Class 81, IO, 4 1/2s, 2040			5,290,964	1,022,820
Ser. 409, Class 82, IO, 4 1/2s, 2040			3,386,584	637,875
Ser. 366, Class 22, IO, 4 1/2s, 2035			639,347	51,781
Ser. 12-75, Class AI, IO, 4 1/2s, 2027			2,733,116	347,598
Ser. 13-44, Class PI, IO, 4s, 2043			2,843,846	465,680
Ser. 12-96, Class PI, IO, 4s, 2041			1,352,718	216,002
Ser. 406, Class 2, IO, 4s, 2041			3,239,064	603,114
Ser. 406, Class 1, IO, 4s, 2041			2,219,686	427,733
Ser. 409, Class C16, IO, 4s, 2040			3,750,896	688,627
Ser. 13-35, Class IP, IO, 3s, 2042			3,566,850	433,735
Ser. 13-53, Class JI, IO, 3s, 2041			3,683,294	531,776
Ser. 13-23, Class PI, IO, 3s, 2041			4,306,408	481,844
Ser. 03-W10, Class 1, IO, 1.156s, 2043			596,734	19,627
Ser. 00-T6, IO, 3/4s, 2030			1,660,334	35,282
Ser. 99-51, Class N, PO, zero %, 2029			19,749	18,895

Government National Mortgage Association
IFB Ser. 10-151, Class SL, IO, 6.52s, 2039			1,413,051	249,262
IFB Ser. 10-163, Class SI, IO, 6.447s, 2037			4,563,472	724,456
IFB Ser. 11-41, Class SM, IO, 6.42s, 2041			1,258,656	256,844
IFB Ser. 10-55, Class SG, IO, 6.32s, 2040			1,376,513	248,984
IFB Ser. 10-35, Class CS, IO, 6.29s, 2040			3,939,142	758,293
IFB Ser. 11-56, Class MI, IO, 6.27s, 2041			2,825,916	635,548
IFB Ser. 10-67, Class SE, IO, 6.27s, 2040			1,333,029	250,436
IFB Ser. 13-91, Class SP, IO, 6.12s, 2042			4,152,205	804,490
IFB Ser. 10-26, Class QS, IO, 6.07s, 2040			2,232,654	424,204
IFB Ser. 13-37, Class S, IO, 6.05s, 2043			1,176,742	205,577
IFB Ser. 13-113, Class SL, IO, 6.05s, 2042			2,074,645	376,029
IFB Ser. 13-87, Class SA, IO, 6.02s, 2043			2,474,071	398,398
IFB Ser. 10-120, Class SB, IO, 6.02s, 2035			654,560	63,021
IFB Ser. 13-99, Class SL, IO, 5.97s, 2043			3,468,227	642,975
IFB Ser. 10-20, Class SC, IO, 5.97s, 2040			3,430,720	608,678
IFB Ser. 13-129, Class SN, IO, 5.968s, 2043			2,877,000	463,744
IFB Ser. 12-77, Class MS, IO, 5.92s, 2042			2,214,183	516,392
IFB Ser. 13-99, Class VS, IO, 5.918s, 2043			1,472,679	263,742
IFB Ser. 10-158, Class SA, IO, 5.87s, 2040			1,247,170	223,431
IFB Ser. 10-151, Class SA, IO, 5.87s, 2040			1,238,676	222,057
IFB Ser. 11-128, Class TS, IO, 5.868s, 2041			2,076,918	442,176
IFB Ser. 10-89, Class SD, IO, 5 3/4s, 2040			1,805,168	309,139
IFB Ser. 11-70, Class SM, IO, 5.708s, 2041			3,437,000	849,592
IFB Ser. 11-70, Class SH, IO, 5.708s, 2041			3,530,000	872,757
IFB Ser. 10-43, Class KS, IO, 5.57s, 2040			2,796,502	435,136
IFB Ser. 10-31, Class SA, IO, 5.57s, 2040			4,151,142	679,750
IFB Ser. 10-37, Class SG, IO, 5.52s, 2040			3,171,226	514,119
IFB Ser. 10-115, Class BS, IO, 5.22s, 2040			3,958,625	607,491
Ser. 13-22, Class OI, IO, 5s, 2043			3,383,261	690,303
Ser. 13-3, Class IT, IO, 5s, 2043			3,019,050	615,992
Ser. 13-6, Class IC, IO, 5s, 2043			2,079,720	418,565
Ser. 12-146, Class IO, IO, 5s, 2042			4,798,350	957,943
Ser. 13-130, Class IB, IO, 5s, 2040			2,631,000	354,962
Ser. 13-16, Class IB, IO, 5s, 2040			4,202,863	450,367
Ser. 11-41, Class BI, IO, 5s, 2040			3,065,487	356,825
Ser. 10-35, Class UI, IO, 5s, 2040			2,756,277	561,464
Ser. 10-20, Class UI, IO, 5s, 2040			2,361,476	526,904
Ser. 10-9, Class UI, IO, 5s, 2040			15,769,087	3,369,997
Ser. 09-121, Class UI, IO, 5s, 2039			5,072,929	1,115,334
Ser. 13-34, Class IH, IO, 4 1/2s, 2043			6,781,005	1,381,609
Ser. 13-24, Class IC, IO, 4 1/2s, 2043			1,369,102	279,297
Ser. 13-24, Class IK, IO, 4 1/2s, 2043			3,994,425	812,306
Ser. 11-18, Class PI, IO, 4 1/2s, 2040			474,095	88,087
Ser. 10-35, Class QI, IO, 4 1/2s, 2040			11,957,729	2,461,992
Ser. 10-9, Class QI, IO, 4 1/2s, 2040			8,319,608	1,809,515
Ser. 10-168, Class PI, IO, 4 1/2s, 2039			1,175,525	205,541
Ser. 10-158, Class IP, IO, 4 1/2s, 2039			5,595,185	908,658
Ser. 10-98, Class PI, IO, 4 1/2s, 2037			1,636,520	182,063
Ser. 13-149, Class IL, IO, 4s, 2043(FWC)			2,171,000	389,762
Ser. 13-149, Class LS, IO, 4s, 2043(FWC)			2,352,000	434,386
Ser. 12-47, Class CI, IO, 4s, 2042			4,465,796	899,685
Ser. 13-102, Class IP, IO, 3 1/2s, 2043			3,143,955	459,810
Ser. 13-76, Class IO, IO, 3 1/2s, 2043			8,449,831	1,429,542
Ser. 13-28, Class IO, IO, 3 1/2s, 2043			3,055,126	473,545
Ser. 13-54, Class JI, IO, 3 1/2s, 2043			3,566,999	586,022
Ser. 13-37, Class JI, IO, 3 1/2s, 2043			5,606,798	899,386
Ser. 13-27, Class PI, IO, 3 1/2s, 2042			3,866,676	636,764
Ser. 11-70, PO, zero %, 2041			5,452,746	4,140,870
Ser. 06-36, Class OD, PO, zero %, 2036			5,220	4,795

Structured Agency Credit Risk Debt Notes FRB Ser. 13-DN1, Class M2, 7.329s, 2023			261,000	273,561

Structured Asset Securities Corp. 144A IFB Ser. 07-4, Class 1A3, IO, 5.995s, 2045			3,901,949	682,841

				74,961,380
Commercial mortgage-backed securities (16.2%)

Banc of America Commercial Mortgage Trust
FRB Ser. 05-6, Class G, 5.358s, 2047			829,000	681,853
Ser. 05-4, Class C, 5.147s, 2045			927,000	834,300

Banc of America Commercial Mortgage Trust 144A
Ser. 01-1, Class K, 6 1/8s, 2036			248,852	126,478
Ser. 07-5, Class XW, IO, 0.532s, 2051			37,610,744	377,123

Bear Stearns Commercial Mortgage Securities, Inc.
FRB Ser. 07-PW17, Class AJ, 6.082s, 2050			490,000	473,591
FRB Ser. 06-PW12, Class AJ, 5.895s, 2038			730,000	759,238
FRB Ser. 06-PW11, Class AJ, 5.61s, 2039			155,000	160,038
Ser. 05-PWR7, Class B, 5.214s, 2041			923,000	940,872
Ser. 05-PWR9, Class C, 5.055s, 2042			499,000	463,272
Ser. 05-PWR9, Class AJ, 4.985s, 2042			229,000	233,603

Citigroup Commercial Mortgage Trust Ser. 06-C5, Class AJ, 5.482s, 2049			779,000	748,272

Citigroup Commercial Mortgage Trust 144A FRB Ser. 12-GC8, Class D, 5.041s, 2045			501,000	437,473

Citigroup/Deutsche Bank Commercial Mortgage Trust 144A
FRB Ser. 07-CD5, Class E, 6.323s, 2044			578,000	552,713
Ser. 07-CD5, Class XS, IO, 0.064s, 2044			24,801,112	107,367

Commercial Mortgage Trust
Ser. 07-C9, Class AJ, 5.65s, 2049			460,000	474,950
Pass-Through Cerficiates, FRB Ser. 04-LB3A, Class E, 5.519s, 2037			852,000	860,946

Commercial Mortgage Trust 144A
FRB Ser. 13-LC6, Class D, 4.434s, 2046			1,613,000	1,320,840
FRB Ser. 13-CR6, Class D, 4.316s, 2046			741,000	597,259
FRB Ser. 13-CR8, Class D, 4.104s, 2046			902,000	708,004
FRB Ser. 07-C9, Class AJFL, 0.872s, 2049			1,354,000	1,204,654

Cornerstone Titan PLC 144A
FRB Ser. 05-CT2A, Class E, 1.567s, 2014 (Ireland)		GBP	99,104	142,792
FRB Ser. 05-CT1A, Class D, 1.559s, 2014 (Ireland)		GBP	328,253	446,383

Credit Suisse First Boston Commercial Mortgage Trust Ser. 05-C5, Class C, 5.1s, 2038			$478,000	489,308

Credit Suisse Mortgage Capital Certificates Ser. 06-C5, Class AX, IO, 0.271s, 2039			27,632,462	494,621

Crest, Ltd. 144A Ser. 03-2A, Class E2, 8s, 2038 (Cayman Islands)			457,835	18,771

CS First Boston Mortgage Securities Corp. 144A
Ser. 02-CP5, Class G, 5.881s, 2035			2,558,000	2,552,582
Ser. 02-CP5, Class M, 5 1/4s, 2035			130,652	7,812

DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D, 5.577s, 2044			840,000	811,023

Deutsche Bank-UBS Commercial Mortgage Trust 144A FRB Ser. 11-LC2A, Class D, 5.626s, 2044			1,053,000	1,022,137

DLJ Commercial Mortgage Corp. Ser. 98-CF2, Class B4, 6.04s, 2031			13,083	13,084

FFCA Secured Lending Corp. 144A Ser. 00-1, Class X, IO, 1.049s, 2020			2,071,881	38,641

First Union Commercial Mortgage Trust 144A Ser. 99-C1, Class G, 5.35s, 2035			351,000	216,767

GE Capital Commercial Mortgage Corp. FRB Ser. 05-C4, Class AJ, 5.489s, 2045			385,000	361,900

GMAC Commercial Mortgage Securities, Inc. Ser. 04-C3, Class B, 4.965s, 2041			561,000	487,537

Greenwich Capital Commercial Funding Corp. FRB Ser. 05-GG3, Class D, 4.986s, 2042			1,053,000	1,047,775

GS Mortgage Securities Trust Ser. 05-GG4, Class AJ, 4.782s, 2039			2,872,000	2,876,123

GS Mortgage Securities Trust 144A
FRB Ser. 12-GC6, Class D, 5.826s, 2045			865,000	810,419
FRB Ser. 11-GC3, Class D, 5.728s, 2044			431,000	423,754
FRB Ser. GC10, Class D, 4.562s, 2046(F)			498,000	410,147
Ser. 05-GG4, Class XC, IO, 0.922s, 2039			79,503,522	755,283

Guggenheim Structured Real Estate Funding, Ltd. 144A FRB Ser. 05-2A, Class E, 2.179s, 2030 (Cayman Islands)			297,221	192,450

JPMorgan Chase Commercial Mortgage Securities Corp.
FRB Ser. 07-CB20, Class AJ, 6.275s, 2051			634,500	644,398
FRB Ser. 06-LDP7, Class AJ, 6.056s, 2045			466,000	465,530
Ser. 06-LDP6, Class AJ, 5.565s, 2043			1,508,000	1,527,152
FRB Ser. 05-LDP3, Class D, 5.366s, 2042			974,000	893,353
FRB Ser. 04-CBX, Class B, 5.021s, 2037			316,000	313,397
FRB Ser. 05-LDP2, Class E, 4.981s, 2042			807,000	733,757
FRB Ser. 13-C10, Class D, 4.3s, 2047			825,000	678,699

JPMorgan Chase Commercial Mortgage Securities Corp. 144A
FRB Ser. 07-CB20, Class B, 6 3/8s, 2051			704,000	687,725
FRB Ser. 07-CB20, Class C, 6 3/8s, 2051			1,004,000	933,359
FRB Ser. 11-C3, Class E, 5.725s, 2046			547,000	550,720
FRB Ser. 12-LC9, Class E, 4.575s, 2047			754,000	638,604
Ser. 07-CB20, Class X1, IO, 0.191s, 2051			48,625,078	435,875

LB Commercial Conduit Mortgage Trust 144A
Ser. 99-C1, Class G, 6.41s, 2031			1,062,915	1,108,053
Ser. 98-C4, Class J, 5.6s, 2035			379,000	410,154

LB-UBS Commercial Mortgage Trust
Ser. 06-C3, Class AJ, 5.72s, 2039			600,000	593,460
Ser. 06-C6, Class E, 5.541s, 2039			900,000	817,830

LB-UBS Commercial Mortgage Trust 144A FRB Ser. 03-C7, Class K, 5.784s, 2037(F)			1,040,000	990,601

Merrill Lynch Mortgage Investors, Inc. Ser. 96-C2, Class JS, IO, 2.38s, 2028			59,383	6

Merrill Lynch Mortgage Trust
FRB Ser. 08-C1, Class AJ, 6.452s, 2051			575,000	587,420
FRB Ser. 07-C1, Class A3, 6.045s, 2050			51,000	52,251
Ser. 05-MCP1, Class D, 5.023s, 2043			454,000	433,388

Merrill Lynch/Countrywide Financial Corp. Commercial Mortgage Trust Ser. 06-4, Class AJ, 5.239s, 2049			954,000	906,300

Mezz Cap Commercial Mortgage Trust 144A Ser. 07-C5, Class X, IO, 5.897s, 2049			1,311,555	106,892

Morgan Stanley Capital I Trust
Ser. 06-HQ9, Class C, 5.842s, 2044			1,320,000	1,342,804
FRB Ser. 06-HQ8, Class B, 5.677s, 2044			2,160,000	2,067,120
FRB Ser. 06-HQ8, Class D, 5.677s, 2044			513,000	472,730
Ser. 07-HQ11, Class C, 5.558s, 2044			588,000	503,152
Ser. 04-IQ8, Class C, 5.3s, 2040			1,680,000	1,721,664

Morgan Stanley Capital I Trust 144A
FRB Ser. 04-RR, Class F7, 6s, 2039			1,081,389	1,016,506
FRB Ser. 04-HQ3, Class K , 5.934s, 2041			533,000	540,995

Morgan Stanley ReREMIC Trust 144A FRB Ser. 10-C30A, Class A3B, 5.249s, 2043			1,179,256	1,202,404

Morgan Stanley/Bank of America/Merrill Lynch Trust 144A Ser. 13-C10, Class D, 4.219s, 2046			536,000	427,680

STRIPS 144A Ser. 03-1A, Class N, 5s, 2018 (Cayman Islands)			158,000	118,500

TIAA Real Estate CDO, Ltd. Ser. 03-1A, Class E, 8s, 2038			448,966	112,241

UBS-Barclays Commercial Mortgage Trust 144A FRB Ser. 12-C3, Class D, 5.123s, 2049			481,000	433,979

Wachovia Bank Commercial Mortgage Trust
FRB Ser. 06-C26, Class AJ, 6.2s, 2045			3,205,000	3,136,413
FRB Ser. 07-C34, Class AJ, 6.166s, 2046			409,000	396,239
FRB Ser. 06-C25, Class AJ, 5.915s, 2043			735,000	759,329
FRB Ser. 05-C20, Class B, 5.413s, 2042			1,922,000	1,981,485
Ser. 07-C34, IO, 0.498s, 2046			13,191,794	159,621

Wachovia Bank Commercial Mortgage Trust 144A FRB Ser. 03-C8, Class H, 5.471s, 2035			1,526,000	1,451,379

WF-RBS Commercial Mortgage Trust 144A FRB Ser. 12-C6, Class D, 5.748s, 2045			688,000	650,160

				58,685,480
Residential mortgage-backed securities (non-agency) (11.6%)

Banc of America Funding Corp.
Ser. 06-2, Class 2A2, 6 1/4s, 2036			520,000	516,100
Ser. 06-2, Class 2A13, 6s, 2036			955,144	946,834
FRB Ser. 06-G, Class 2A5, 0.46s, 2036			585,335	507,778

Barclays Capital, LLC Trust
Ser. 12-RR10, Class 8A3, 15 3/4s, 2036			185,726	97,159
Ser. 13-RR1, Class 3A3, 13.676s, 2037			454,549	373,412
Ser. 13-RR1, Class 9A4, 10.266s, 2036			310,000	310,775
Ser. 13-RR1, Class 2A4, 10.11s, 2036			640,000	627,360
Ser. 13-RR1, Class 3A2, 4s, 2037			425,591	421,335
Ser. 13-RR1, Class 4A2, 4s, 2037			473,370	466,388
Ser. 12-RR10, Class 8A2, 4s, 2036			384,884	379,207
FRB Ser. 12-RR10, Class 9A2, 2.674s, 2035			1,270,000	1,043,305

Barclays Capital, LLC Trust 144A
Ser. 12-RR11, Class 3A3, 14.331s, 2036			605,915	412,022
FRB Ser. 12-RR12, Class 2A3, 13.426s, 2035			399,160	363,435
FRB Ser. 12-RR11, Class 5A3, 11.734s, 2037			240,302	138,926
FRB Ser. 13-RR2, Class 3A2, 8.325s, 2036			440,000	402,820
FRB Ser. 10-RR12, Class 6A1, 5.992s, 2037			1,415,324	1,443,631
Ser. 12-RR12, Class 2A2, 4s, 2035			330,342	325,469
FRB Ser. 09-RR11, Class 2A2, 2.673s, 2035			1,060,000	832,100
Ser. 09-RR7, Class 1A7, IO, 1.717s, 2046			34,747,104	1,161,856
Ser. 09-RR7, Class 2A7, IO, 1.561s, 2047			39,514,368	1,236,800
FRB Ser. 12-RR1, Class 6A5, 0.378s, 2046			500,000	437,500

Bear Stearns Asset Backed Securities, Inc. FRB Ser. 04-FR3, Class M6, 5.054s, 2034			34,783	2,436

Citigroup Mortgage Loan Trust, Inc. FRB Ser. 07-AR4, Class 1A1A, 5.591s, 2037			982,837	889,772

Citigroup Mortgage Loan Trust, Inc. 144A
FRB Ser. 11-2, Class 3A2, 8.814s, 2037			500,000	481,535
FRB Ser. 11-12, Class 2A2, 0.549s, 2035			1,160,000	928,278

Countrywide Alternative Loan Trust
Ser. 06-19CB, Class A14, 6s, 2036			531,269	437,766
Ser. 05-J11, Class 1A11, 5s, 2035			811,431	667,402
FRB Ser. 05-51, Class 4A1, 1/2s, 2035			602,483	445,837
FRB Ser. 06-OA16, Class A1C, 0.369s, 2046			1,010,871	919,893
FRB Ser. 06-HY11, Class A1, 0.299s, 2036			581,290	418,528

Credit Suisse Commercial Mortgage Trust 144A FRB Ser. 08-4R, Class 3A4, 2.709s, 2038			800,000	640,000

DSLA Mortgage Loan Trust Ser. 04-AR2, Class X2, IO, zero %, 2044			6,028,199	301,410

Granite Mortgages PLC
FRB Ser. 03-2, Class 3C, 3.06s, 2043 (United Kingdom)		GBP	328,968	524,311
FRB Ser. 03-2, Class 2C1, 2.774s, 2043 (United Kingdom)		EUR	880,000	1,172,056

Green Tree Financial Corp. Ser. 95-F, Class B2, 7.1s, 2021			$3,490	3,480

GSR Mortgage Loan Trust FRB Ser. 05-AR4, Class 3A5, 3.372s, 2035			500,000	454,105

JPMorgan Mortgage Trust FRB Ser. 07-A1, Class 3A4, 2.812s, 2035			567,890	482,707

Lavender Trust 144A Ser. 10-RR2A, Class A3, 6 1/4s, 2036			430,000	433,225

MLCC Mortgage Investors, Inc. Ser. 04-A, Class XA2, IO, 1.169s, 2029			8,075,441	343,206

Mortgage IT Trust FRB Ser. 05-3, Class A2, 0.529s, 2035			610,813	506,974

Residential Accredit Loans, Inc. Ser. 05-QR1, Class A, 6s, 2034			1,930,696	1,959,657

WAMU Mortgage Pass-Through Certificates
Ser. 05-AR17, Class X, IO, 1.621s, 2045			8,517,993	441,871
Ser. 04-AR10, Class X, IO, 1.608s, 2044			2,761,343	124,260
Ser. 05-AR11, Class X, IO, 1.505s, 2045			15,117,239	681,787
Ser. 05-AR19, Class X, IO, 1.471s, 2045			14,650,902	687,127
FRB Ser. 06-AR1, Class 2A1B, 1.223s, 2046			2,141,482	1,775,331
FRB Ser. 06-AR1, Class 2A1C, 1.223s, 2046			2,229,172	1,248,336
FRB Ser. 06-AR3, Class A1B, 1.153s, 2046			1,226,613	934,066
Ser. 06-AR11, Class 2XPP, IO, 0.889s, 2046			5,927,424	129,662
FRB Ser. 05-AR19, Class A1C3, 0.679s, 2045			2,473,939	1,954,412
FRB Ser. 05-AR17, Class A1C3, 0.659s, 2045(F)			1,883,043	1,007,428
FRB Ser. 05-AR8, Class 2AC2, 0.639s, 2045			1,518,855	1,262,928
FRB Ser. 05-AR11, Class A1B2, 0.629s, 2045			903,540	754,456
FRB Ser. 05-AR13, Class A1B2, 0.609s, 2045			1,135,240	981,983
FRB Ser. 05-AR17, Class A1B2, 0.589s, 2045			947,748	786,631
FRB Ser. 05-AR19, Class A1C4, 0.579s, 2045			836,225	634,226
FRB Ser. 05-AR11, Class A1B3, 0.579s, 2045			1,730,150	1,461,976
FRB Ser. 05-AR8, Class 2AC3, 0.569s, 2045			541,518	450,272
FRB Ser. 05-AR19, Class A1B3, 0.529s, 2045			496,264	429,268
FRB Ser. 05-AR6, Class 2AB3, 0.449s, 2045			507,879	436,776
FRB Ser. 12-RR2, Class 1A2, 0.352s, 2047			700,000	409,066

Wells Fargo Mortgage Backed Securities Trust
Ser. 07-12, Class A7, 5 1/2s, 2037			388,636	392,522
Ser. 05-11, Class 1A1, 5 1/2s, 2035			798,842	791,852

				42,233,026

Total mortgage-backed securities (cost $169,690,497)				$175,879,886

CORPORATE BONDS AND NOTES (32.7%)(a)
			Principal amount	Value

Basic materials (2.2%)

ArcelorMittal sr. unsec. bonds 10.35s, 2019 (France)			$75,000	$92,597

ArcelorMittal sr. unsec. unsub. notes 7 1/2s, 2039 (France)			90,000	85,275

Ashland, Inc. company guaranty sr. unsec. unsub. notes 4 3/4s, 2022			395,000	370,806

Atkore International, Inc. company guaranty sr. notes 9 7/8s, 2018			277,000	299,160

Boise Cascade Co. company guaranty sr. unsec. notes 6 3/8s, 2020			145,000	150,075

Boise Cascade Co. 144A company guaranty sr. unsec. notes 6 3/8s, 2020			41,000	42,333

Celanese US Holdings, LLC company guaranty sr. unsec. unsub. notes 4 5/8s, 2022 (Germany)			135,000	129,600

Celanese US Holdings, LLC sr. notes 5 7/8s, 2021 (Germany)			250,000	261,250

Cemex SAB de CV 144A company guaranty sr. notes 6 1/2s, 2019 (Mexico)			205,000	201,925

Ferro Corp. sr. unsec. notes 7 7/8s, 2018			368,000	386,400

FMG Resources August 2006 Pty, Ltd. 144A sr. notes 8 1/4s, 2019 (Australia)			115,000	123,913

FMG Resources August 2006 Pty, Ltd. 144A sr. notes 7s, 2015 (Australia)			119,000	122,868

FMG Resources August 2006 Pty, Ltd. 144A sr. notes 6 7/8s, 2018 (Australia)			207,000	217,350

Graphic Packaging International, Inc. company guaranty sr. unsec. notes 4 3/4s, 2021			200,000	194,000

HD Supply, Inc. company guaranty sr. unsec. unsub. notes 11 1/2s, 2020			406,000	484,155

HD Supply, Inc. 144A sr. unsec. notes 7 1/2s, 2020			190,000	196,888

Hexion U.S. Finance Corp. company guaranty sr. notes 6 5/8s, 2020			270,000	270,000

Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, ULC company guaranty sr. notes 8 7/8s, 2018			273,000	282,555

Huntsman International, LLC company guaranty sr. unsec. sub. notes 8 5/8s, 2021			387,000	429,570

Huntsman International, LLC company guaranty sr. unsec. unsub. notes 4 7/8s, 2020			225,000	213,188

IAMGOLD Corp. 144A company guaranty sr. unsec. notes 6 3/4s, 2020 (Canada)			81,000	70,673

Ineos Finance PLC 144A company guaranty sr. notes 7 1/2s, 2020 (United Kingdom)			70,000	75,250

JM Huber Corp. 144A sr. unsec. notes 9 7/8s, 2019			330,000	376,200

Louisiana-Pacific Corp. company guaranty sr. unsec. unsub. notes 7 1/2s, 2020			256,000	277,440

Momentive Performance Materials, Inc. company guaranty sr. notes 10s, 2020			26,000	27,138

Momentive Performance Materials, Inc. company guaranty sr. notes 8 7/8s, 2020			100,000	104,750

New Gold, Inc. 144A sr. unsec. notes 6 1/4s, 2022 (Canada)			110,000	106,777

NOVA Chemicals Corp. 144A sr. notes 5 1/4s, 2023 (Canada)			70,000	70,851

Novelis, Inc. company guaranty sr. unsec. notes 8 3/4s, 2020			155,000	170,113

Nufarm Australia, Ltd. 144A company guaranty sr. notes 6 3/8s, 2019 (Australia)			74,000	74,740

Orion Engineered Carbons Bondco GmbH 144A company guaranty sr. notes 9 5/8s, 2018 (Germany)			21,000	23,205

Perstorp Holding AB 144A company guaranty sr. notes 8 3/4s, 2017 (Sweden)			215,000	223,063

Pinnacle Operating Corp. 144A company guaranty sr. notes 9s, 2020			30,000	30,713

PolyOne Corp. 144A sr. unsec. notes 5 1/4s, 2023			30,000	28,350

PQ Corp. 144A sr. notes 8 3/4s, 2018			170,000	181,475

Roofing Supply Group, LLC/Roofing Supply Finance, Inc. 144A company guaranty sr. unsec. notes 10s, 2020			170,000	189,550

Ryerson, Inc./Joseph T Ryerson & Son, Inc. company guaranty sr. notes 9s, 2017			177,000	183,195

Sealed Air Corp. 144A sr. unsec. notes 5 1/4s, 2023			145,000	137,025

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 6 3/8s, 2022			40,000	41,400

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2019			55,000	57,338

Steel Dynamics, Inc. 144A company guaranty sr. unsec. notes 5 1/4s, 2023			25,000	23,625

Taminco Global Chemical Corp. 144A sr. notes 9 3/4s, 2020 (Belgium)			230,000	259,900

TPC Group, Inc. 144A company guaranty sr. notes 8 3/4s, 2020			180,000	184,050

Tronox Finance, LLC company guaranty sr. unsec. unsub. notes 6 3/8s, 2020			273,000	270,270

USG Corp. sr. unsec. notes 9 3/4s, 2018			178,000	206,035

Weekley Homes, LLC/Weekley Finance Corp. 144A sr. unsec. notes 6s, 2023			70,000	67,200

				8,014,234
Capital goods (2.2%)

ADS Waste Holdings, Inc. 144A sr. notes 8 1/4s, 2020			330,000	348,150

American Axle & Manufacturing, Inc. company guaranty sr. unsec. notes 7 3/4s, 2019			508,000	562,610

ARD Finance SA sr. notes Ser. REGS, 11 1/8s, 2018 (Luxembourg)(PIK)		EUR	117,631	169,082

ARD Finance SA 144A sr. notes 11 1/8s, 2018 (Luxembourg)(PIK)		EUR	124,648	179,168

Ardagh Packaging Finance PLC sr. notes Ser. REGS, 7 3/8s, 2017 (Ireland)		EUR	190,000	274,119

B/E Aerospace, Inc. sr. unsec. unsub. notes 6 7/8s, 2020			$251,000	273,590

Berry Plastics Corp. company guaranty notes 9 1/2s, 2018			116,000	125,570

Berry Plastics Corp. company guaranty unsub. notes 9 3/4s, 2021			33,000	38,115

BOE Merger Corp. 144A sr. unsec. notes 9 1/2s, 2017(PIK)			135,000	140,400

Bombardier, Inc. 144A sr. notes 6 1/8s, 2023 (Canada)			125,000	125,000

Briggs & Stratton Corp. company guaranty sr. unsec. notes 6 7/8s, 2020			382,000	413,515

Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 144A company guaranty sr. unsec. notes 10 1/8s, 2020			36,000	38,520

Crown Americas LLC/Crown Americas Capital Corp. IV 144A company guaranty sr. unsec. notes 4 1/2s, 2023			180,000	164,250

Crown Euro Holdings SA 144A sr. notes 7 1/8s, 2018 (France)		EUR	60,000	86,398

Delphi Corp. company guaranty sr. unsec. unsub. notes 5s, 2023			$185,000	191,706

Exide Technologies sr. notes 8 5/8s, 2018 (In default)(NON)			73,000	52,925

Gardner Denver, Inc. 144A company guaranty sr. unsec. unsub. notes 6 7/8s, 2021			35,000	34,563

GrafTech International, Ltd. company guaranty sr. unsec. notes 6 3/8s, 2020			242,000	244,420

Kratos Defense & Security Solutions, Inc. company guaranty sr. notes 10s, 2017			240,000	261,000

Legrand France SA sr. unsec. unsub. debs 8 1/2s, 2025 (France)			469,000	588,188

Manitowoc Co., Inc. (The) company guaranty sr. unsec. notes 5 7/8s, 2022			248,000	241,180

MasTec, Inc. company guaranty sr. unsec. unsub. notes 4 7/8s, 2023			150,000	141,000

Mueller Water Products, Inc. company guaranty sr. unsec. unsub. notes 8 3/4s, 2020			27,000	29,700

Pittsburgh Glass Works, LLC 144A sr. notes 8 1/2s, 2016			402,000	413,055

Polypore International, Inc. company guaranty sr. unsec. notes 7 1/2s, 2017			155,000	164,300

Reynolds Group Issuer, Inc. Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. notes 7 7/8s, 2019			200,000	219,000

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. notes 5 3/4s, 2020			90,000	90,338

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. unsec. unsub. notes 9 7/8s, 2019			200,000	216,000

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. unsec. unsub. notes 9s, 2019			110,000	115,500

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. unsec. unsub. notes 8 1/4s, 2021 (New Zealand)			265,000	266,988

Schaeffler Holding Finance BV 144A sr. unsec. notes 6 7/8s, 2018 (Netherlands)(PIK)		EUR	110,000	156,254

Tenneco, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2018			$200,000	215,000

Tenneco, Inc. company guaranty sr. unsub. notes 6 7/8s, 2020			195,000	211,575

Terex Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2020			55,000	57,750

Terex Corp. company guaranty sr. unsec. unsub. notes 6s, 2021			270,000	273,038

Thermadyne Holdings Corp. company guaranty sr. notes 9s, 2017			280,000	301,700

TransDigm, Inc. company guaranty unsec. sub. notes 7 3/4s, 2018			291,000	309,915

TransDigm, Inc. 144A sr. unsec. sub. notes 7 1/2s, 2021			50,000	53,750

Triumph Group, Inc. unsec. sub. FRN notes 4 7/8s, 2021			190,000	182,875

				7,970,207
Communication services (4.1%)

Cablevision Systems Corp. sr. unsec. unsub. notes 8 5/8s, 2017			282,000	323,595

Cablevision Systems Corp. sr. unsec. unsub. notes 8s, 2020			66,000	73,590

Cablevision Systems Corp. sr. unsec. unsub. notes 7 3/4s, 2018			13,000	14,560

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 6 1/2s, 2021			162,000	165,240

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 5 1/4s, 2022			125,000	115,313

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. unsub. notes 5 1/8s, 2023			85,000	78,413

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsub. notes 7s, 2019			100,000	105,500

CenturyLink, Inc. sr. unsec. unsub. notes 5 5/8s, 2020			50,000	48,813

Cincinnati Bell, Inc. company guaranty sr. unsec. notes 8 3/8s, 2020			71,000	75,083

Cincinnati Bell, Inc. company guaranty sr. unsec. sub. notes 8 1/4s, 2017			100,000	104,200

Clearwire Communications, LLC/Clearwire Finance, Inc. 144A company guaranty sr. notes 12s, 2015			233,000	243,776

Crown Castle International Corp. sr. unsec. notes 7 1/8s, 2019			90,000	96,525

Crown Castle International Corp. sr. unsec. notes 5 1/4s, 2023			120,000	110,400

CSC Holdings, LLC sr. unsec. unsub. notes 6 3/4s, 2021			200,000	214,000

CyrusOne LP/CyrusOne Finance Corp. company guaranty sr. unsec. notes 6 3/8s, 2022			55,000	54,588

Digicel, Ltd. 144A sr. unsec. notes 8 1/4s, 2017 (Jamaica)			343,000	355,434

DISH DBS Corp. company guaranty notes 7 1/8s, 2016			171,000	187,886

DISH DBS Corp. company guaranty sr. unsec. notes 6 3/4s, 2021			155,000	162,944

DISH DBS Corp. company guaranty sr. unsec. unsub. notes 4 1/4s, 2018			330,000	330,413

Equinix, Inc. sr. unsec. notes 7s, 2021			175,000	186,813

Frontier Communications Corp. sr. unsec. notes 9 1/4s, 2021			80,000	91,600

Frontier Communications Corp. sr. unsec. notes 8 1/8s, 2018			169,000	186,745

Frontier Communications Corp. sr. unsec. unsub. notes 7 5/8s, 2024			60,000	60,000

Hughes Satellite Systems Corp. company guaranty sr. notes 6 1/2s, 2019			277,000	292,928

Hughes Satellite Systems Corp. company guaranty sr. unsec. notes 7 5/8s, 2021			337,000	363,118

Intelsat Jackson Holdings SA company guaranty sr. unsec. notes 7 1/2s, 2021 (Bermuda)			189,000	204,120

Intelsat Jackson Holdings SA 144A sr. unsec. notes 6 5/8s, 2022 (Bermuda)			105,000	104,213

Intelsat Luxembourg SA 144A company guaranty sr. unsec. notes 8 1/8s, 2023 (Luxembourg)			224,000	236,320

Intelsat Luxembourg SA 144A sr. unsec. notes 7 3/4s, 2021 (Luxembourg)			509,000	526,815

Intelsat Luxembourg SA 144A sr. unsec. notes 6 3/4s, 2018 (Luxembourg)			320,000	332,000

Kabel Deutschland GmbH 144A sr. bonds 6 1/2s, 2018 (Germany)		EUR	140,000	201,943

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 9 3/8s, 2019			$169,000	186,323

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 8 5/8s, 2020			184,000	201,020

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 8 1/8s, 2019			50,000	53,500

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 7s, 2020			26,000	26,260

Mediacom, LLC/Mediacom Capital Corp. sr. unsec. notes 9 1/8s, 2019			71,000	77,568

MetroPCS Wireless, Inc. 144A company guaranty sr. unsec. unsub. notes 6 5/8s, 2023			297,000	297,743

MetroPCS Wireless, Inc. 144A company guaranty sr. unsec. unsub. notes 6 1/4s, 2021			258,000	259,290

NII Capital Corp. company guaranty sr. unsec. unsub. notes 7 5/8s, 2021 (Mexico)			64,000	45,440

NII International Telecom Sarl 144A company guaranty sr. unsec. notes 11 3/8s, 2019 (Luxembourg)			70,000	72,450

NII International Telecom Sarl 144A company guaranty sr. unsec. notes 7 7/8s, 2019 (Luxembourg)			125,000	113,438

Phones4U Finance PLC 144A sr. notes 9 1/2s, 2018 (United Kingdom)		GBP	240,000	414,762

Quebecor Media, Inc. sr. unsec. unsub. notes 5 3/4s, 2023 (Canada)			$221,000	208,293

Qwest Corp. sr. unsec. notes 7 1/2s, 2014			55,000	58,277

Qwest Corp. sr. unsec. unsub. notes 7 1/4s, 2025			148,000	165,532

SBA Telecommunications, Inc. company guaranty sr. unsec. notes 8 1/4s, 2019			78,000	84,240

SBA Telecommunications, Inc. notes 5 3/4s, 2020			70,000	69,475

Sprint Capital Corp. company guaranty 6 7/8s, 2028			182,000	162,435

Sprint Corp. 144A company guaranty sr. unsec. notes 7 7/8s, 2023			245,000	249,900

Sprint Corp. 144A company guaranty sr. unsec. notes 7 1/4s, 2021			175,000	176,750

Sprint Nextel Corp. sr. notes 8 3/8s, 2017			670,000	757,100

Sprint Nextel Corp. sr. unsec. unsub. notes 7s, 2020			134,000	136,010

Sprint Nextel Corp. 144A company guaranty sr. unsec. notes 9s, 2018			531,000	622,598

T-Mobile USA, Inc. 144A sr. unsec. notes 5 1/4s, 2018			85,000	86,488

Telenet Finance V Luxembourg SCA 144A bonds 6 3/4s, 2024 (Luxembourg)		EUR	365,000	505,360

Telenet Finance V Luxembourg SCA 144A bonds 6 1/4s, 2022 (Luxembourg)		EUR	110,000	152,448

Unitymedia GmbH company guaranty sr. notes Ser. REGS, 9 5/8s, 2019 (Germany)		EUR	400,000	599,378

Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH sr. notes 7 1/2s, 2019 (Germany)		EUR	175,000	255,843

UPC Holdings BV bonds 8 3/8s, 2020 (Netherlands)		EUR	421,000	620,029

Videotron, Ltd. company guaranty sr. unsec. unsub. notes 5s, 2022 (Canada)			$201,000	190,950

Virgin Media Secured Finance PLC company guaranty sr. unsec. bonds 8 7/8s, 2019 (United Kingdom)		GBP	50,000	87,762

Virgin Media Secured Finance PLC 144A sr. notes 6s, 2021 (United Kingdom)		GBP	290,000	473,002

WideOpenWest Finance, LLC/WideOpenWest Capital Corp. company guaranty sr. unsec. notes 10 1/4s, 2019			$406,000	440,510

Wind Acquisition Finance SA 144A company guaranty sr. notes 7 3/8s, 2018 (Luxembourg)		EUR	445,000	628,188

Windstream Holdings, Inc. company guaranty sr. unsec. notes 6 3/8s, 2023			$110,000	100,650

Windstream Holdings, Inc. company guaranty sr. unsec. unsub. notes 7 7/8s, 2017			363,000	404,745

Windstream Holdings, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2021			149,000	153,843

				14,784,488
Consumer cyclicals (4.7%)

Academy, Ltd./Academy Finance Corp. 144A company guaranty sr. unsec. notes 9 1/4s, 2019			35,000	39,113

AMC Entertainment, Inc. company guaranty sr. sub. notes 9 3/4s, 2020			212,000	241,680

Autonation, Inc. company guaranty sr. unsec. notes 6 3/4s, 2018			360,000	407,250

Autonation, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2020			70,000	72,888

Beazer Homes USA, Inc. company guaranty sr. unsec. notes 8 1/8s, 2016			75,000	82,125

Beazer Homes USA, Inc. company guaranty sr. unsec. notes 7 1/4s, 2023			264,000	253,440

Bon-Ton Department Stores, Inc. (The) company guaranty notes 10 5/8s, 2017			131,000	131,000

Bon-Ton Department Stores, Inc. (The) company guaranty notes 8s, 2021			87,000	81,345

Brookfield Residential Properties, Inc. 144A company guaranty sr. unsec. notes 6 1/2s, 2020 (Canada)			225,000	226,125

Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 144A company guaranty sr. unsec. notes 6 1/8s, 2022 (Canada)			100,000	98,090

Building Materials Corp. 144A company guaranty sr. notes 7 1/2s, 2020			140,000	151,200

Building Materials Corp. 144A sr. notes 6 3/4s, 2021			150,000	161,250

Burlington Coat Factory Warehouse Corp. company guaranty sr. unsec. notes 10s, 2019			185,000	205,813

Burlington Holdings, LLC/Burlington Holding Finance, Inc. 144A sr. unsec. notes 9s, 2018(PIK)			80,000	82,200

Caesars Entertainment Operating Co., Inc. company guaranty sr. notes 9s, 2020			299,000	281,434

Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp. company guaranty sr. unsec. notes 9 1/8s, 2018			20,000	21,925

Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp. 144A company guaranty sr. unsec. notes 5 1/4s, 2021			125,000	119,375

Chrysler Group, LLC/CG Co-Issuer, Inc. company guaranty notes 8 1/4s, 2021			210,000	235,200

Cinemark USA, Inc. company guaranty sr. unsec. notes 4 7/8s, 2023			30,000	27,600

Cinemark USA, Inc. company guaranty sr. unsec. sub. notes 7 3/8s, 2021			60,000	64,800

CityCenter Holdings LLC/CityCenter Finance Corp. company guaranty notes 10 3/4s, 2017(PIK)			434,410	465,905

Clear Channel Communications, Inc. company guaranty sr. notes 9s, 2021			180,000	174,150

Clear Channel Communications, Inc. company guaranty sr. unsec. unsub. notes 9s, 2019			318,000	311,640

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. notes 7 5/8s, 2020			252,000	259,560

Clear Channel Worldwide Holdings, Inc. sr. unsec. notes 6 1/2s, 2022			145,000	148,263

CST Brands, Inc. 144A company guaranty sr. unsec. notes 5s, 2023			235,000	221,488

Cumulus Media Holdings, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2019			213,000	220,988

D.R. Horton, Inc. company guaranty sr. unsec. FRN notes 5 3/4s, 2023			45,000	45,450

DH Services Luxembourg Sarl 144A company guaranty sr. unsec. notes 7 3/4s, 2020 (Luxembourg)			250,000	260,000

FelCor Lodging LP company guaranty sr. notes 6 3/4s, 2019(R)			241,000	254,255

FelCor Lodging LP company guaranty sr. notes 5 5/8s, 2023(R)			60,000	56,025

Gannett Co., Inc. 144A company guaranty sr. unsec. notes 5 1/8s, 2020			120,000	117,600

Gibson Brands, Inc. 144A sr. unsec. notes 8 7/8s, 2018			163,000	165,445

Gray Television, Inc. company guaranty sr. unsec. notes 7 1/2s, 2020			160,000	166,400

Great Canadian Gaming Corp. 144A company guaranty sr. unsec. notes 6 5/8s, 2022 (Canada)		CAD	335,000	331,026

Griffey Intermediate, Inc. / Griffey Finance Sub LLC 144A sr. notes 7s, 2020			$187,000	140,250

Grupo Televisa SAB sr. unsec. notes 6s, 2018 (Mexico)			70,000	79,022

Grupo Televisa SAB sr. unsec. unsub. notes Ser. EMTN, 7 1/4s, 2043 (Mexico)		MXN	3,500,000	210,615

Hanesbrands, Inc. sr. unsec. notes 8s, 2016			$115,000	121,182

Igloo Holdings Corp. 144A sr. unsec. unsub. notes 8 1/4s, 2017(PIK)			45,000	46,238

Interactive Data Corp. company guaranty sr. unsec. notes 10 1/4s, 2018			226,000	250,295

Isle of Capri Casinos, Inc. company guaranty sr. unsec. sub. notes 8 7/8s, 2020			165,000	171,600

Isle of Capri Casinos, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2019			475,000	498,750

Jo-Ann Stores Holdings, Inc. 144A sr. unsec. notes 9 3/4s, 2019(PIK)			95,000	97,613

K Hovnanian Enterprises, Inc. 144A sr. notes 7 1/4s, 2020			145,000	152,613

L Brands, Inc. company guaranty sr. unsec. notes 6 5/8s, 2021			375,000	405,938

L Brands, Inc. sr. notes 5 5/8s, 2022			105,000	107,625

Lamar Media Corp. company guaranty sr. sub. notes 5 7/8s, 2022			70,000	70,000

Lender Processing Services, Inc. company guaranty sr. unsec. unsub. notes 5 3/4s, 2023			255,000	262,331

Lennar Corp. company guaranty sr. unsec. unsub. notes 4 3/4s, 2022			90,000	82,800

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 5.9s, 2016			115,000	130,090

Masonite International Corp., 144A company guaranty sr. notes 8 1/4s, 2021 (Canada)			156,000	171,210

Mattamy Group Corp. 144A sr. unsec. notes 6 1/2s, 2020 (Canada)			175,000	171,938

MGM Resorts International company guaranty sr. unsec. notes 7 5/8s, 2017			400,000	447,000

MGM Resorts International company guaranty sr. unsec. notes 6 7/8s, 2016			85,000	92,438

MGM Resorts International company guaranty sr. unsec. notes 6 3/4s, 2020			155,000	162,750

MGM Resorts International company guaranty sr. unsec. unsub. notes 7 3/4s, 2022			140,000	152,250

MGM Resorts International company guaranty sr. unsec. unsub. notes 6 5/8s, 2021			50,000	51,625

Michaels FinCo Holdings, LLC/Michaels FinCo, Inc. 144A sr. unsec. notes 7 1/2s, 2018(PIK)			180,000	181,800

Michaels Stores, Inc. company guaranty notes 11 3/8s, 2016			124,000	127,256

MTR Gaming Group, Inc. company guaranty notes 11 1/2s, 2019			691,867	759,324

Navistar International Corp. sr. notes 8 1/4s, 2021			252,000	255,780

Needle Merger Sub Corp. 144A sr. unsec. notes 8 1/8s, 2019			355,000	362,100

Neiman-Marcus Group, Inc. (The) company guaranty sr. notes 7 1/8s, 2028			125,000	123,125

New Academy Finance Co., LLC/New Academy Finance Corp. 144A sr. unsec. notes 8s, 2018(PIK)			41,000	41,923

Nexstar Broadcasting, Inc. 144A company guaranty sr. unsec. unsub. notes 6 7/8s, 2020			110,000	111,925

Nielsen Finance, LLC/Nielsen Finance Co. company guaranty sr. unsec. notes 4 1/2s, 2020			92,000	88,550

Nortek, Inc. company guaranty sr. unsec. notes 10s, 2018			380,000	417,050

Nortek, Inc. company guaranty sr. unsec. notes 8 1/2s, 2021			149,000	162,038

Owens Corning company guaranty sr. unsec. notes 9s, 2019			123,000	148,523

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5 3/4s, 2022			200,000	196,000

PETCO Animal Supplies, Inc. 144A company guaranty sr. notes 9 1/4s, 2018			140,000	150,150

Petco Holdings, Inc. 144A sr. unsec. notes 8 1/2s, 2017(PIK)			90,000	91,125

Quiksilver, Inc./QS Wholesale, Inc. 144A company guaranty sr. unsec. notes 7 7/8s, 2018			25,000	26,250

Quiksilver, Inc./QS Wholesale, Inc. 144A sr. unsec. notes 10s, 2020			25,000	26,313

Regal Entertainment Group sr. unsec. notes 5 3/4s, 2023			90,000	84,600

Rent-A-Center, Inc. 144A sr. unsec. notes 4 3/4s, 2021			90,000	83,250

Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. 144A sr. notes 9 1/2s, 2019			69,000	75,210

Sabre Holdings Corp. sr. unsec. unsub. notes 8.35s, 2016			211,000	229,990

Sabre, Inc. 144A sr. notes 8 1/2s, 2019			381,000	410,528

Schaeffler Finance BV 144A company guaranty sr. notes 8 3/4s, 2019 (Netherlands)		EUR	355,000	541,735

Sinclair Television Group, Inc. company guaranty sr. unsec. notes 5 3/8s, 2021			$85,000	80,750

Sinclair Television Group, Inc. sr. unsec. notes 6 1/8s, 2022			90,000	89,325

Sirius XM Radio, Inc. 144A sr. unsec. notes 5 1/4s, 2022			25,000	24,125

Six Flags Entertainment Corp. 144A company guaranty sr. unsec. unsub. notes 5 1/4s, 2021			160,000	152,400

Spectrum Brands Escrow Corp. 144A sr. unsec. notes 6 5/8s, 2022			15,000	15,563

Spectrum Brands Escrow Corp. 144A sr. unsec. notes 6 3/8s, 2020			15,000	15,675

Spectrum Brands, Inc. company guaranty sr. unsec. unsub. notes 6 3/4s, 2020			145,000	154,063

Standard Pacific Corp. company guaranty sr. unsec. notes 6 1/4s, 2021			85,000	85,000

SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A sr. notes 6 3/8s, 2021			45,000	42,975

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. notes 5 1/4s, 2021			85,000	79,900

Travelport, LLC company guaranty sr. unsec. sub. notes 11 7/8s, 2016			286,000	281,710

Travelport, LLC/Travelport Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 13 7/8s, 2016(PIK)			193,500	201,240

TRW Automotive, Inc. 144A company guaranty sr. notes 7 1/4s, 2017			340,000	389,300

TRW Automotive, Inc. 144A company guaranty sr. unsec. notes 4 1/2s, 2021			65,000	65,325

Univision Communications, Inc. 144A company guaranty sr. unsec. notes 8 1/2s, 2021			122,000	133,590

Univision Communications, Inc. 144A sr. notes 7 7/8s, 2020			8,000	8,750

Univision Communications, Inc. 144A sr. notes 6 7/8s, 2019			265,000	283,550

				17,056,007
Consumer staples (1.9%)

Affinion Group, Inc. company guaranty sr. unsec. notes 7 7/8s, 2018			326,000	258,355

Ashtead Capital, Inc. 144A company guaranty sr. notes 6 1/2s, 2022			105,000	111,563

Avis Budget Car Rental, LLC company guaranty sr. unsec. unsub. notes 8 1/4s, 2019			65,000	70,525

Avis Budget Car Rental, LLC/Avis Budget Finance, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2023			95,000	87,875

B&G Foods, Inc. company guaranty sr. unsec. notes 4 5/8s, 2021			120,000	114,000

Burger King Corp. company guaranty sr. unsec. notes 9 7/8s, 2018			256,000	287,360

Claire's Stores, Inc. company guaranty sr. notes 8 7/8s, 2019			239,000	255,730

Claire's Stores, Inc. 144A company guaranty sr. notes 6 1/8s, 2020			65,000	64,350

Claire's Stores, Inc. 144A sr. notes 9s, 2019			275,000	304,563

Constellation Brands, Inc. company guaranty sr. unsec. notes 4 1/4s, 2023			60,000	54,900

Constellation Brands, Inc. company guaranty sr. unsec. notes 3 3/4s, 2021			285,000	263,269

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 7 1/4s, 2016			250,000	284,375

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 6s, 2022			115,000	122,475

Corrections Corp. of America company guaranty sr. unsec. notes 4 5/8s, 2023(R)			60,000	55,875

Corrections Corp. of America company guaranty sr. unsec. notes 4 1/8s, 2020(R)			50,000	47,375

Dean Foods Co. company guaranty sr. unsec. unsub. notes 7s, 2016			167,000	184,118

DineEquity, Inc. company guaranty sr. unsec. notes 9 1/2s, 2018			160,000	178,000

Elizabeth Arden, Inc. sr. unsec. unsub. notes 7 3/8s, 2021			225,000	240,750

Enterprise Inns PLC sr. unsub. mtge. notes 6 1/2s, 2018 (United Kingdom)		GBP	303,000	501,696

ESAL GmbH 144A company guaranty sr. unsec. notes 6 1/4s, 2023 (Brazil)			$200,000	176,076

Hawk Acquisition Sub, Inc. 144A sr. notes 4 1/4s, 2020			318,000	303,293

Hertz Corp. (The) company guaranty sr. unsec. notes 7 1/2s, 2018			95,000	102,363

Hertz Corp. (The) company guaranty sr. unsec. notes 6 1/4s, 2022			40,000	41,300

Hertz Corp. (The) company guaranty sr. unsec. notes 5 7/8s, 2020			50,000	51,500

Hertz Holdings Netherlands BV 144A sr. bonds 8 1/2s, 2015 (Netherlands)		EUR	215,000	304,795

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 8 1/4s, 2020 (Brazil)			$83,000	87,358

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 7 1/4s, 2021 (Brazil)			460,000	457,700

Landry's Holdings II, Inc. 144A sr. unsec. notes 10 1/4s, 2018			130,000	136,175

Landry's, Inc. 144A sr. unsec. notes 9 3/8s, 2020			60,000	63,450

Libbey Glass, Inc. company guaranty sr. notes 6 7/8s, 2020			224,000	238,560

Post Holdings, Inc. company guaranty sr. unsec. notes 7 3/8s, 2022			115,000	120,894

Post Holdings, Inc. 144A sr. unsec. unsub. notes 7 3/8s, 2022			25,000	26,281

Prestige Brands, Inc. company guaranty sr. unsec. notes 8 1/4s, 2018			295,000	313,438

Revlon Consumer Products Corp. 144A company guaranty sr. unsec. notes 5 3/4s, 2021			290,000	279,125

Rite Aid Corp. company guaranty sr. unsec. unsub. notes 9 1/4s, 2020			300,000	340,500

Rite Aid Corp. company guaranty sr. unsub. notes 8s, 2020			75,000	83,813

Smithfield Foods, Inc. sr. unsec. unsub. notes 6 5/8s, 2022			190,000	196,650

Sun Merger Sub, Inc. 144A company guaranty sr. unsec. sub. notes 5 7/8s, 2021			50,000	50,625

Sun Merger Sub, Inc. 144A sr. unsec. notes 5 1/4s, 2018			35,000	35,788

Wells Enterprises, Inc. 144A sr. notes 6 3/4s, 2020			78,000	79,560

				6,976,398
Energy (7.0%)

Access Midstream Partners LP/ACMP Finance Corp. company guaranty sr. unsec. notes 5 7/8s, 2021			182,000	187,005

Access Midstream Partners LP/ACMP Finance Corp. company guaranty sr. unsec. unsub. notes 6 1/8s, 2022			165,000	169,538

Access Midstream Partners LP/ACMP Finance Corp. company guaranty sr. unsec. unsub. notes 4 7/8s, 2023			339,000	318,660

Alpha Natural Resources, Inc. company guaranty sr. unsec. notes 6 1/4s, 2021			165,000	136,538

Athlon Holdings LP/Athlon Finance Corp. 144A company guaranty sr. unsec. notes 7 3/8s, 2021			247,000	251,940

Atwood Oceanics, Inc. sr. unsec. unsub. notes 6 1/2s, 2020			65,000	68,088

Aurora USA Oil & Gas, Inc. 144A sr. notes 9 7/8s, 2017			200,000	212,500

Carrizo Oil & Gas, Inc. company guaranty sr. unsec. notes 8 5/8s, 2018			404,000	440,360

Chaparral Energy, Inc. company guaranty sr. unsec. notes 9 7/8s, 2020			195,000	219,375

Chesapeake Energy Corp. company guaranty sr. unsec. bonds 6 1/4s, 2017		EUR	55,000	79,615

Chesapeake Energy Corp. company guaranty sr. unsec. notes 5 3/4s, 2023			$60,000	60,150

Concho Resources, Inc. company guaranty sr. unsec. notes 6 1/2s, 2022			300,000	319,500

Concho Resources, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2023			130,000	128,050

Concho Resources, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2022			116,000	115,710

Connacher Oil and Gas, Ltd. 144A notes 8 3/4s, 2018 (Canada)		CAD	295,000	203,340

Connacher Oil and Gas, Ltd. 144A notes 8 1/2s, 2019 (Canada)			$114,000	81,510

CONSOL Energy, Inc. company guaranty sr. unsec. notes 8 1/4s, 2020			173,000	185,543

CONSOL Energy, Inc. company guaranty sr. unsec. notes 8s, 2017			668,000	709,750

Continental Resources, Inc. company guaranty sr. unsec. notes 5s, 2022			440,000	442,750

Continental Resources, Inc. company guaranty sr. unsec. notes 4 1/2s, 2023			90,000	88,200

Continental Resources, Inc. company guaranty sr. unsec. unsub. notes 7 1/8s, 2021			94,000	105,045

Crosstex Energy LP/Crosstex Energy Finance Corp. company guaranty sr. unsec. notes 8 7/8s, 2018			305,000	324,063

Crosstex Energy LP/Crosstex Energy Finance Corp. company guaranty sr. unsec. notes 7 1/8s, 2022			85,000	87,338

CrownRock LP/CrownRock Finance, Inc. 144A sr. unsec. notes 7 1/8s, 2021			125,000	122,500

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 8 1/4s, 2020			148,000	162,060

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 6 3/8s, 2021			43,000	45,473

EXCO Resources, Inc. company guaranty sr. unsec. notes 7 1/2s, 2018			526,000	501,015

Forbes Energy Services Ltd. company guaranty sr. unsec. notes 9s, 2019			200,000	201,000

FTS International Services, LLC/FTS International Bonds, Inc. 144A company guaranty sr. unsec. unsub. notes 8 1/8s, 2018			161,000	174,685

Gaz Capital SA sr. unsec. notes Ser. REGS, 7.288s, 2037 (Russia)			335,000	363,706

Gazprom OAO Via Gaz Capital SA 144A sr. unsec. notes 7.288s, 2037 (Russia)			240,000	258,600

Gazprom OAO Via Gaz Capital SA 144A sr. unsec. unsub. notes 9 1/4s, 2019 (Russia)			690,000	850,660

Gazprom OAO Via Gaz Capital SA 144A sr. unsec. unsub. notes 8.146s, 2018 (Russia)			149,000	174,096

Gazprom OAO Via White Nights Finance BV notes 10 1/2s, 2014 (Russia)			500,000	521,225

Goodrich Petroleum Corp. company guaranty sr. unsec. unsub. notes 8 7/8s, 2019			267,000	277,680

Gulfport Energy Corp. 144A company guaranty sr. unsec. notes 7 3/4s, 2020			386,000	403,370

Halcon Resources Corp. company guaranty sr. unsec. unsub. notes 9 3/4s, 2020			150,000	158,625

Halcon Resources Corp. company guaranty sr. unsec. unsub. notes 8 7/8s, 2021			520,000	533,000

Hercules Offshore, Inc. 144A company guaranty sr. notes 7 1/8s, 2017			20,000	21,275

Hercules Offshore, Inc. 144A sr. unsec. notes 8 3/4s, 2021			90,000	96,525

Hiland Partners LP/Hiland Partners Finance Corp. 144A company guaranty sr. notes 7 1/4s, 2020			130,000	135,525

Key Energy Services, Inc. company guaranty unsec. unsub. notes 6 3/4s, 2021			158,000	156,420

Kodiak Oil & Gas Corp. company guaranty sr. unsec. unsub. notes 8 1/8s, 2019			70,000	76,475

Kodiak Oil & Gas Corp. 144A sr. unsec. unsub. notes 5 1/2s, 2022			45,000	43,875

Laredo Petroleum, Inc. company guaranty sr. unsec. unsub. notes 9 1/2s, 2019			253,000	280,830

Linn Energy LLC/Linn Energy Finance Corp. 144A company guaranty sr. unsec. notes 6 3/4s, 2019			315,000	296,888

Lone Pine Resources Canada, Ltd. company guaranty sr. unsec. notes 10 3/8s, 2017 (Canada) (In default)(NON)			104,000	60,320

Lukoil International Finance BV 144A company guaranty sr. unsec. unsub. bonds 6.656s, 2022 (Russia)			430,000	464,400

MEG Energy Corp. 144A company guaranty sr. unsec. notes 6 1/2s, 2021 (Canada)			329,000	331,468

MEG Energy Corp. 144A company guaranty sr. unsec. notes 6 3/8s, 2023 (Canada)			141,000	137,475

Milagro Oil & Gas, Inc. company guaranty notes 10 1/2s, 2016 (In default)(NON)			300,000	226,500

National JSC Naftogaz of Ukraine govt. guaranty unsec. notes 9 1/2s, 2014 (Ukraine)			335,000	312,528

Newfield Exploration Co. sr. unsec. notes 5 3/4s, 2022			100,000	98,750

Northern Oil and Gas, Inc. company guaranty sr. unsec. notes 8s, 2020			225,000	225,563

Oasis Petroleum, Inc. company guaranty sr. unsec. notes 6 7/8s, 2023			140,000	148,750

Oasis Petroleum, Inc. 144A company guaranty sr. unsec. unsub. notes 6 7/8s, 2022			125,000	131,875

Offshore Group Investment, Ltd. company guaranty sr. notes 7 1/2s, 2019 (Cayman Islands)			250,000	262,762

Offshore Group Investment, Ltd. company guaranty sr. notes 7 1/8s, 2023 (Cayman Islands)			185,000	180,375

Peabody Energy Corp. company guaranty sr. unsec. notes 7 3/8s, 2016			315,000	352,013

Pemex Project Funding Master Trust company guaranty sr. unsec. unsub. bonds 6 5/8s, 2035 (Mexico)			380,000	401,329

Pertamina Persero PT 144A sr. unsec. notes 4 7/8s, 2022 (Indonesia)			200,000	181,000

PetroBakken Energy, Ltd. 144A sr. unsec. notes 8 5/8s, 2020 (Canada)			404,000	391,880

Petrobras International Finance Co. company guaranty sr. unsec. notes 6 7/8s, 2040 (Brazil)			202,000	198,264

Petroleos de Venezuela SA company guaranty sr. unsec. notes 8s, 2013 (Venezuela)			400,000	400,000

Petroleos de Venezuela SA company guaranty sr. unsec. notes 5 1/4s, 2017 (Venezuela)			3,210,000	2,580,171

Petroleos de Venezuela SA company guaranty sr. unsec. unsub. notes 5 3/8s, 2027 (Venezuela)			265,000	153,586

Petroleos de Venezuela SA sr. unsec. notes 4.9s, 2014 (Venezuela)			1,280,000	1,213,862

Petroleos de Venezuela SA sr. unsec. sub. bonds 5s, 2015 (Venezuela)			1,605,000	1,423,796

Petroleos de Venezuela SA 144A company guaranty sr. notes 8 1/2s, 2017 (Venezuela)			1,965,000	1,780,290

Petroleos de Venezuela SA 144A company guaranty sr. unsec. notes 8s, 2013 (Venezuela)			425,000	425,000

Range Resources Corp. company guaranty sr. sub. notes 6 3/4s, 2020			210,000	226,275

Range Resources Corp. company guaranty sr. unsec. sub. notes 5s, 2022			100,000	96,750

Rosetta Resources, Inc. company guaranty sr. unsec. notes 9 1/2s, 2018			173,000	186,408

Rosetta Resources, Inc. company guaranty sr. unsec. unsub. notes 5 5/8s, 2021			70,000	66,500

Sabine Pass LNG LP 144A sr. notes 6 1/2s, 2020			95,000	96,425

Samson Investment Co. 144A sr. unsec. notes 10 1/4s, 2020			535,000	567,100

SandRidge Energy, Inc. company guaranty sr. unsec. unsub. notes 7 1/2s, 2021			116,000	117,160

Seven Generations Energy Ltd. 144A sr. unsec. notes 8 1/4s, 2020 (Canada)			75,000	77,820

Shelf Drilling Holdings Ltd. 144A sr. notes 8 5/8s, 2018			210,000	223,125

SM Energy Co. sr. unsec. notes 6 5/8s, 2019			115,000	119,600

SM Energy Co. sr. unsec. unsub. notes 6 1/2s, 2023			130,000	132,275

Tervita Corp. 144A company guaranty sr. notes 8s, 2018 (Canada)			60,000	60,225

Tervita Corp. 144A company guaranty sr. unsec. unsub. notes 9s, 2018 (Canada)		CAD	60,000	58,856

Unit Corp. company guaranty sr. sub. notes 6 5/8s, 2021			$220,000	225,500

Whiting Petroleum Corp. company guaranty sr. unsec. unsub. notes 5 3/4s, 2021			169,000	171,535

Whiting Petroleum Corp. 144A company guaranty sr. unsec. unsub. notes 5 3/4s, 2021			41,000	41,923

Williams Cos., Inc. (The) notes 7 3/4s, 2031			69,000	78,203

Williams Cos., Inc. (The) sr. unsec. notes 7 7/8s, 2021			102,000	121,643

WPX Energy, Inc. sr. unsec. unsub. notes 5 1/4s, 2017			240,000	253,200

				25,792,556
Financials (4.7%)

Air Lease Corp. company guaranty sr. unsec. unsub. notes 4 3/4s, 2020			90,000	88,650

Air Lease Corp. sr. unsec. notes 5 5/8s, 2017			175,000	186,375

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 7 1/2s, 2020			400,000	449,500

American International Group, Inc. jr. sub. FRB bonds 8.175s, 2068			185,000	216,543

Banco do Brasil SA 144A unsec. sub. notes 5 7/8s, 2023 (Brazil)			240,000	225,600

Banco do Brasil SA 144A unsec. sub. notes 5 7/8s, 2022 (Brazil)			1,055,000	1,014,889

CB Richard Ellis Services, Inc. company guaranty sr. unsec. notes 6 5/8s, 2020			82,000	87,535

CBRE Services, Inc. company guaranty sr. unsec. unsub. notes 5s, 2023			99,000	92,813

CIT Group, Inc. company guaranty sr. notes 5s, 2023			125,000	121,250

CIT Group, Inc. sr. unsec. notes 5s, 2022			325,000	317,688

CIT Group, Inc. sr. unsec. unsub. notes 5 3/8s, 2020			175,000	181,125

CIT Group, Inc. 144A company guaranty notes 5 1/2s, 2019			215,000	225,750

Community Choice Financial, Inc. company guaranty sr. notes 10 3/4s, 2019			230,000	202,400

Dresdner Funding Trust I jr. unsec. sub. notes 8.151s, 2031			250,000	248,250

E*Trade Financial Corp. sr. unsec. unsub. notes 6 3/8s, 2019			332,000	353,580

Hockey Merger Sub 2, Inc. 144A sr. unsec. notes 7 7/8s, 2021(FWC)			220,000	220,275

HSBC Capital Funding LP/Jersey bank guaranty jr. unsec. sub. FRB bonds 5.13s, 2049 (Jersey)		EUR	208,000	291,571

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 8s, 2018			$190,000	199,025

Icahn Enterprises LP/Icahn Enterprises Finance Corp. 144A unsec. sub. notes 6s, 2020			150,000	150,000

International Lease Finance Corp. sr. unsec. notes 6 1/4s, 2019			35,000	36,750

International Lease Finance Corp. sr. unsec. unsub. notes 5 7/8s, 2022			135,000	132,638

International Lease Finance Corp. sr. unsec. unsub. notes 4 7/8s, 2015			99,000	102,218

International Lease Finance Corp. sr. unsec. unsub. notes 4 5/8s, 2021			45,000	41,625

International Lease Finance Corp. sr. unsec. unsub. notes 3 7/8s, 2018			220,000	213,400

iStar Financial, Inc. sr. unsec. notes 7 1/8s, 2018(R)			145,000	156,419

LBG Capital No. 1 PLC 144A jr. unsec. sub. FRN notes 8s, perpetual maturity (United Kingdom)			115,000	120,371

Liberty Mutual Insurance Co. 144A notes 7.697s, 2097			375,000	391,482

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec. notes 6 7/8s, 2021(R)			102,000	107,355

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec. unsub. notes 6 3/8s, 2022(R)			265,000	268,313

National Money Mart Co. company guaranty sr. unsec. unsub. notes 10 3/8s, 2016 (Canada)			238,000	249,305

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. notes 9 5/8s, 2019			105,000	116,813

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. notes 7 7/8s, 2020			100,000	104,250

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2021			270,000	258,525

Nationstar Mortgage, LLC/Nationstar Capital Corp. FRN notes 6 1/2s, 2018			85,000	85,638

Nuveen Investments, Inc. 144A sr. unsec. notes 9 1/2s, 2020			265,000	259,038

Nuveen Investments, Inc. 144A sr. unsec. notes 9 1/8s, 2017			243,000	238,748

Onex USI Acquisition Corp. 144A sr. unsec. notes 7 3/4s, 2021			299,000	299,748

PHH Corp. sr. unsec. unsub. notes 7 3/8s, 2019			165,000	172,838

PHH Corp. sr. unsec. unsub. notes 6 3/8s, 2021			60,000	58,200

Provident Funding Associates LP/PFG Finance Corp. 144A company guaranty sr. unsec. notes 6 3/4s, 2021			235,000	235,588

Royal Bank of Scotland Group PLC jr. sub. FRN notes Ser. U, 7.64s, perpetual maturity (United Kingdom)			300,000	283,875

Royal Bank of Scotland Group PLC jr. unsec. sub. FRB bonds 7.092s, perpetual maturity (United Kingdom)		EUR	400,000	499,743

Russian Agricultural Bank OJSC Via RSHB Capital SA 144A sr. unsec. notes 5.298s, 2017 (Russia)			$900,000	925,101

Sberbank of Russia Via SB Capital SA 144A sr. notes 6 1/8s, 2022 (Russia)			250,000	262,742

Springleaf Finance Corp. sr. unsec. notes Ser. MTN, 6.9s, 2017			345,000	360,525

Springleaf Finance Corp. 144A sr. unsec. notes 6s, 2020			100,000	96,000

State Bank of India/London 144A sr. unsec. notes 4 1/2s, 2015 (India)			215,000	221,435

UBS AG/Jersey Branch jr. unsec. sub. FRB bonds 4.28s, perpetual maturity (Jersey)		EUR	133,000	181,313

UBS AG/Jersey Branch jr. unsec. sub. FRN notes Ser. EMTN, 7.152s, perpetual maturity (Jersey)		EUR	200,000	298,958

Ukreximbank Via Biz Finance PLC sr. unsec. unsub. bonds 8 3/8s, 2015 (United Kingdom)			$250,000	230,000

Vnesheconombank Via VEB Finance PLC 144A bank guaranty, sr. unsec. unsub. bonds 6.8s, 2025 (Russia)			255,000	269,663

VTB Bank OJSC 144A jr. unsec. sub. FRN notes 9 1/2s, perpetual maturity (Russia)			1,000,000	1,078,193

VTB Bank OJSC Via VTB Capital SA sr. unsec. notes Ser. REGS, 6 1/4s, 2035 (Russia)			400,000	422,000

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes 6 7/8s, 2018 (Russia)			1,648,000	1,771,600

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes 6 1/4s, 2035 (Russia)			1,498,000	1,580,390

				17,003,619
Health care (2.4%)

Acadia Healthcare Co., Inc. 144A company guaranty sr. unsec. notes 6 1/8s, 2021			225,000	227,250

AmSurg Corp. company guaranty sr. unsec. unsub. notes 5 5/8s, 2020			165,000	165,000

Aviv Healthcare Properties LP company guaranty sr. unsec. notes 7 3/4s, 2019			193,000	206,993

Bayer AG jr. unsec. sub. bonds FRB 5s, 2105 (Germany)		EUR	156,000	218,526

Biomet, Inc. company guaranty sr. unsec. unsub. notes 6 1/2s, 2020			$285,000	294,263

Capella Healthcare, Inc. company guaranty sr. unsec. notes 9 1/4s, 2017			211,000	225,770

Capsugel FinanceCo SCA 144A company guaranty sr. unsec. notes 9 7/8s, 2019		EUR	260,000	391,664

CHS/Community Health Systems, Inc. company guaranty sr. notes 5 1/8s, 2018			$205,000	208,588

CHS/Community Health Systems, Inc. company guaranty sr. unsec. unsub. notes 8s, 2019			100,000	104,875

ConvaTec Finance International SA 144A sr. unsec. notes 8 1/4s, 2019 (Luxembourg)(PIK)			360,000	360,000

ConvaTec Healthcare D Sarl 144A sr. notes 7 3/8s, 2017 (Luxembourg)		EUR	100,000	143,686

ConvaTec Healthcare E SA 144A sr. unsec. notes 10 1/2s, 2018 (Luxembourg)			$200,000	227,000

Envision Healthcare Corp. company guaranty sr. unsec. notes 8 1/8s, 2019			126,000	136,080

Fresenius Medical Care US Finance II, Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2019			205,000	213,713

Fresenius US Finance II, Inc. 144A sr. unsec. notes 9s, 2015			225,000	249,750

HCA, Inc. sr. notes 6 1/2s, 2020			696,000	753,420

HCA, Inc. sr. unsec. notes 7 1/2s, 2022			74,000	81,030

Health Net, Inc. sr. unsec. bonds 6 3/8s, 2017			420,000	446,250

Healthcare Technology Intermediate, Inc. 144A sr. unsec. notes 7 3/8s, 2018(PIK)			100,000	102,250

IASIS Healthcare, LLC/IASIS Capital Corp. company guaranty sr. unsec. notes 8 3/8s, 2019			202,000	209,575

IMS Health, Inc. 144A sr. unsec. notes 6s, 2020			112,000	114,380

Jaguar Holding Co. I 144A sr. unsec. notes 9 3/8s, 2017(PIK)			105,000	111,038

Jaguar Holding Co.II/ Jaguar Merger Sub, Inc. 144A sr. unsec. notes 9 1/2s, 2019			180,000	202,275

Kinetic Concepts, Inc./KCI USA, Inc. company guaranty notes 10 1/2s, 2018			242,000	266,805

Kinetic Concepts, Inc./KCI USA, Inc. company guaranty sr. unsec. notes 12 1/2s, 2019			160,000	167,200

MPH Intermediate Holding Co. 2 144A sr. unsec. notes 8 3/8s, 2018(PIK)			120,000	123,000

Multiplan, Inc. 144A company guaranty sr. notes 9 7/8s, 2018			145,000	160,225

Omega Healthcare Investors, Inc. company guaranty sr. unsec. notes 6 3/4s, 2022(R)			152,000	163,400

Par Pharmaceutical Cos., Inc. company guaranty sr. unsec. unsub. notes 7 3/8s, 2020			293,000	302,889

Service Corp. International/US sr. notes 7s, 2019			105,000	111,825

Service Corp. International/US 144A sr. unsec. notes 5 3/8s, 2022			90,000	85,838

Stewart Enterprises, Inc. company guaranty sr. unsec. notes 6 1/2s, 2019			135,000	143,100

Surgical Care Affiliates, Inc. 144A sr. sub. notes 10s, 2017			335,000	346,725

Teleflex, Inc. company guaranty sr. unsec. sub. notes 6 7/8s, 2019			215,000	226,825

Tenet Healthcare Corp. company guaranty sr. bonds 4 1/2s, 2021			60,000	56,250

Tenet Healthcare Corp. company guaranty sr. notes 6 1/4s, 2018			255,000	272,213

Tenet Healthcare Corp. 144A company guaranty sr. notes 4 3/8s, 2021			185,000	170,663

Tenet Healthcare Corp. 144A sr. notes 6s, 2020			105,000	107,363

Valeant Pharmaceuticals International 144A company guaranty sr. notes 7s, 2020			40,000	42,400

Valeant Pharmaceuticals International 144A company guaranty sr. unsec. notes 6 7/8s, 2018			100,000	105,750

Valeant Pharmaceuticals International 144A company guaranty sr. unsec. notes 6 3/8s, 2020			40,000	41,400

Valeant Pharmaceuticals International 144A sr. notes 6 3/4s, 2017			40,000	42,700

VPII Escrow Corp. 144A sr. unsec. notes 6 3/4s, 2018			255,000	272,850

				8,602,797
Technology (1.2%)

ACI Worldwide, Inc. 144A company guaranty sr. unsec. unsub. notes 6 3/8s, 2020			85,000	86,488

Avaya, Inc. 144A company guaranty notes 10 1/2s, 2021			148,000	119,880

Avaya, Inc. 144A company guaranty sr. notes 7s, 2019			378,000	353,430

Ceridian Corp. company guaranty sr. unsec. notes 12 1/4s, 2015(PIK)			30,000	30,300

Ceridian Corp. sr. unsec. notes 11 1/4s, 2015			351,000	354,510

Ceridian Corp. 144A sr. notes 8 7/8s, 2019			50,000	57,125

Ceridian Corp. 144A sr. unsec. notes 11s, 2021			20,000	23,100

Epicor Software Corp. company guaranty sr. unsec. notes 8 5/8s, 2019			106,000	113,155

First Data Corp. company guaranty sr. unsec. notes 12 5/8s, 2021			435,000	478,500

First Data Corp. 144A company guaranty notes 8 1/4s, 2021			279,000	288,068

First Data Corp. 144A company guaranty sr. notes 8 7/8s, 2020			105,000	115,763

First Data Corp. 144A company guaranty sr. notes 7 3/8s, 2019			135,000	142,088

First Data Corp. 144A company guaranty sr. unsec. notes 11 1/4s, 2021			170,000	177,650

First Data Corp. 144A company guaranty sr. unsec. sub. notes 11 3/4s, 2021			170,000	164,050

Freescale Semiconductor, Inc. company guaranty sr. unsec. notes 10 3/4s, 2020			51,000	56,738

Freescale Semiconductor, Inc. 144A company guaranty sr. notes 10 1/8s, 2018			167,000	182,030

Infor US, Inc. company guaranty sr. unsec. notes 9 3/8s, 2019			70,000	78,225

Iron Mountain, Inc. company guaranty sr. unsec. unsub. notes 6s, 2023			210,000	208,425

SoftBank Corp. 144A sr. unsec. notes 4 1/2s, 2020 (Japan)			230,000	219,554

SunGard Data Systems, Inc. unsec. sub. notes 6 5/8s, 2019			145,000	147,900

SunGard Data Systems, Inc. 144A sr. unsec. notes 7 5/8s, 2020			203,000	217,210

Syniverse Holdings, Inc. company guaranty sr. unsec. notes 9 1/8s, 2019			257,000	276,918

Techem Energy Metering Service GmbH 144A sr. sub. bonds 7 7/8s, 2020 (Germany)		EUR	230,000	341,854

				4,232,961
Transportation (0.3%)

Aguila 3 SA company guaranty sr. notes Ser. REGS, 7 7/8s, 2018 (Luxembourg)		CHF	668,000	770,414

Air Medical Group Holdings, Inc. company guaranty sr. notes 9 1/4s, 2018			$249,000	268,920

Watco Cos., LLC/Watco Finance Corp. 144A company guaranty sr. unsec. notes 6 3/8s, 2023			175,000	173,250

				1,212,584
Utilities and power (2.0%)

AES Corp. (VA) sr. unsec. unsub. notes 8s, 2017			720,000	828,000

AES Corp. (VA) sr. unsec. unsub. notes 7 3/8s, 2021			180,000	198,000

AES Corp. (VA) sr. unsec. unsub. notes 4 7/8s, 2023			85,000	79,475

Calpine Corp. 144A company guaranty sr. notes 7 7/8s, 2020			343,000	367,868

Colorado Interstate Gas Co., LLC debs. 6.85s, 2037			290,000	318,122

Dynegy Holdings Escrow, LLC escrow bonds 7 3/4s, 2019			555,000	694

El Paso Corp. sr. unsec. notes 7s, 2017			285,000	317,853

El Paso Natural Gas Co. debs. 8 5/8s, 2022			345,000	439,243

Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc. sr. notes 10s, 2020			426,000	448,898

Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc. 144A notes 12 1/4s, 2022			120,000	135,000

Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc. 144A sr. notes 10s, 2020			550,000	577,500

Energy Transfer Equity L.P. company guaranty sr. unsec. notes 7 1/2s, 2020			402,000	430,140

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. notes 6 7/8s, 2019			95,000	101,413

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. unsec. notes 7 3/4s, 2022			70,000	75,950

EP Energy/EP Energy Finance, Inc. sr. unsec. notes 9 3/8s, 2020			365,000	409,713

EPE Holdings, LLC/EP Energy Bond Co., Inc. 144A sr. unsec. notes 8 1/8s, 2017(PIK)			135,576	140,999

FirstEnergy Corp. sr. unsec. unsub. notes 4 1/4s, 2023			80,000	73,162

GenOn Energy, Inc. sr. unsec. notes 9 7/8s, 2020			261,000	287,753

GenOn Energy, Inc. sr. unsec. notes 9 1/2s, 2018			65,000	73,125

Majapahit Holding BV 144A company guaranty sr. unsec. notes 7 3/4s, 2020 (Indonesia)			845,000	930,353

NRG Energy, Inc. company guaranty sr. unsec. notes 7 7/8s, 2021			400,000	428,000

Regency Energy Partners company guaranty sr. unsec. unsub. notes 5 1/2s, 2023			155,000	148,800

Regency Energy Partners 144A company guaranty sr. unsec. notes 4 1/2s, 2023			120,000	108,600

Tennessee Gas Pipeline Co., LLC sr. unsec. unsub. debs. 7s, 2028			65,000	79,266

Texas Competitive/Texas Competitive Electric Holdings Co., LLC 144A company guaranty sr. notes 11 1/2s, 2020			119,000	82,259

Vattenfall AB jr. unsec. sub. FRB bonds 5 1/4s, perpetual maturity (Sweden)		EUR	156,000	219,539

				7,299,725

Total corporate bonds and notes (cost $115,306,805)				$118,945,576

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (18.1%)(a)
			Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (0.1%)

Government National Mortgage Association Pass-Through Certificates 6 1/2s, November 20, 2038			$498,372	$561,388

				561,388
U.S. Government Agency Mortgage Obligations (18.0%)

Federal National Mortgage Association Pass-Through Certificates
5 1/2s, TBA, November 1, 2043			3,000,000	3,268,125
5 1/2s, TBA, October 1, 2043			3,000,000	3,271,406
5s, February 1, 2037			55,009	59,605
4 1/2s, August 1, 2039			220,258	235,409
4s, TBA, October 1, 2043			40,000,000	41,956,248
3 1/2s, March 1, 2043			980,396	990,927
3s, TBA, November 1, 2043			8,000,000	7,795,938
3s, TBA, October 1, 2043			8,000,000	7,818,125

				65,395,783

Total U.S. government and agency mortgage obligations (cost $64,861,048)				$65,957,171

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (9.8%)(a)
			Principal amount/units	Value

Argentina (Republic of) sr. unsec. bonds 8.28s, 2033 (Argentina)			$318,472	$202,262

Argentina (Republic of) sr. unsec. bonds 7s, 2017 (Argentina)			2,270,000	1,931,770

Argentina (Republic of) sr. unsec. unsub. bonds 7s, 2015 (Argentina)			4,315,000	3,963,328

Argentina (Republic of) sr. unsec. unsub. notes Ser. NY, 8.28s, 2033 (Argentina)			3,018,560	1,924,332

Brazil (Federal Republic of) unsec. notes 10s, 2017 (Brazil)		units	1,350	602,216

Brazil (Federal Republic of) unsub. notes 10s, 2014 (Brazil)		units	1,080	499,287

Chile (Republic of) notes 5 1/2s, 2020 (Chile)		CLP	235,500,000	485,025

Croatia (Republic of) 144A sr. unsec. unsub. notes 6 3/8s, 2021 (Croatia)			$360,000	371,790

Export-Import Bank of Korea 144A sr. unsec. unsub. notes 5.1s, 2013 (India)		INR	31,500,000	501,620

Financing of Infrastructural Projects State Enterprise 144A govt. guaranty sr. unsec. notes 8 3/8s, 2017 (Ukraine)			$275,000	229,625

Ghana (Republic of) 144A unsec. notes 8 1/2s, 2017 (Ghana)			274,000	299,104

Ghana (Republic of) 144A unsec. notes 7 7/8s, 2023 (Ghana)			947,185	926,063

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2042 (Greece)(STP)		EUR	213,000	134,177

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2041 (Greece)(STP)		EUR	153,000	96,218

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2040 (Greece)(STP)		EUR	213,000	134,578

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2039 (Greece)(STP)		EUR	333,000	211,063

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2038 (Greece)(STP)		EUR	1,203,000	760,472

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2037 (Greece)(STP)		EUR	283,000	179,395

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2036 (Greece)(STP)		EUR	553,000	351,597

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2035 (Greece)(STP)		EUR	773,000	494,244

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2034 (Greece)(STP)		EUR	463,000	297,450

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2033 (Greece)(STP)		EUR	213,000	138,119

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2032 (Greece)(STP)		EUR	493,000	322,806

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2031 (Greece)(STP)		EUR	93,000	61,467

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2030 (Greece)(STP)		EUR	1,383,000	923,204

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2029 (Greece)(STP)		EUR	153,000	104,687

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2028 (Greece)(STP)		EUR	773,000	541,345

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2027 (Greece)(STP)		EUR	153,000	109,403

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2026 (Greece)(STP)		EUR	653,000	476,963

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2025 (Greece)(STP)		EUR	2,173,000	1,641,200

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2024 (Greece)(STP)		EUR	203,000	159,628

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2023 (Greece)(STP)		EUR	933,000	776,499

Hungary (Government of) sr. unsec. unsub. notes 4 1/8s, 2018 (Hungary)			$480,000	474,975

Indonesia (Republic of) 144A sr. unsec. notes 3 3/8s, 2023 (Indonesia)			285,000	242,204

Indonesia (Republic of) 144A sr. unsec. unsub. bonds 6 5/8s, 2037 (Indonesia)			575,000	585,597

International Bank for Reconstruction & Development sr. disc. unsec. unsub. notes Ser. GDIF, 5 1/4s, 2014 (Supra-Nation)		RUB	13,350,000	408,619

Iraq (Republic of) 144A bonds 5.8s, 2028 (Iraq)			$695,000	589,013

Ireland (Republic of) unsec. bonds 5 1/2s, 2017 (Ireland)		EUR	1,920,000	2,885,870

Portugal (Republic of) sr. unsec. unsub. bonds 4.35s, 2017 (Portugal)		EUR	570,000	727,425

Russia (Federation of) 144A sr. unsec. notes 4 1/2s, 2022 (Russia)			$235,000	239,982

Russia (Federation of) 144A sr. unsec. unsub. bonds 7 1/2s, 2030 (Russia)			1,446,473	1,706,839

Russia (Federation of) 144A unsec. notes 3 1/4s, 2017 (Russia)			200,000	207,360

Serbia (Republic of) 144A sr. unsec. bonds 4 7/8s, 2020 (Serbia)			150,000	140,168

Serbia (Republic of) 144A sr. unsec. unsub. bonds 6 3/4s, 2024 (Serbia)			94,749	92,226

Spain (Kingdom of) sr. unsec. bonds 5 1/2s, 2017 (Spain)		EUR	570,000	850,713

Sri Lanka (Republic of) 144A notes 7.4s, 2015 (Sri Lanka)			$240,000	248,287

Turkey (Republic of) sr. unsec. notes 7 1/2s, 2017 (Turkey)			1,230,000	1,434,697

Turkey (Republic of) unsec. bonds 6s, 2041 (Turkey)			975,000	943,956

Ukraine (Government of) 144A sr. unsec. bonds 7.95s, 2014 (Ukraine)			400,000	381,989

Ukraine (Government of) 144A sr. unsec. notes 9 1/4s, 2017 (Ukraine)			1,805,000	1,656,460

Ukraine (Government of) 144A sr. unsec. notes 7.8s, 2022 (Ukraine)			475,000	394,250

United Mexican States sr. unsec. notes 5 3/4s, 2110 (Mexico)			220,000	206,800

Venezuela (Republic of) sr. unsec. bonds 7s, 2038 (Venezuela)			265,000	175,059

Venezuela (Republic of) 144A unsec. bonds 13 5/8s, 2018 (Venezuela)			1,215,000	1,320,195

Total foreign government and agency bonds and notes (cost $35,460,026)				$35,763,621

SENIOR LOANS (1.7%)(a)(c)
			Principal amount	Value

Basic materials (0.1%)

Nexeo Solutions, LLC bank term loan FRN Ser. B, 5s, 2017			$117,000	$115,538

Tronox, Ltd. bank term loan FRN Ser. B, 4 1/2s, 2020			164,588	165,388

				280,926
Communication services (0.1%)

Asurion, LLC/CA bank term loan FRN Ser. B1, 4 1/2s, 2019			169,573	167,847

West Corp. bank term loan FRN Ser. B8, 3 3/4s, 2018			30,499	30,423

				198,270
Consumer cyclicals (0.7%)

Burlington Coat Factory Warehouse Corp. bank term loan FRN Ser. B2, 4 1/4s, 2017			34,010	34,052

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B6, 5.429s, 2018			1,052,078	950,597

CCM Merger, Inc. bank term loan FRN Ser. B, 5s, 2017			301,149	302,843

Clear Channel Communications, Inc. bank term loan FRN Ser. D, 6.932s, 2019			569,000	524,725

Getty Images, Inc. bank term loan FRN Ser. B, 4 3/4s, 2019			114,711	102,188

Golden Nugget, Inc. bank term loan FRN Ser. B, 3.19s, 2014(PIK)			72,820	71,773

Golden Nugget, Inc. bank term loan FRN Ser. DD, 3.19s, 2014(PIK)			41,449	40,853

J.C. Penney Corp., Inc. bank term loan FRN 6s, 2018			95,400	92,527

Navistar, Inc. bank term loan FRN Ser. B, 5 3/4s, 2017			65,367	65,939

Neiman-Marcus Group, Inc. (The) bank term loan FRN 4s, 2018			204,342	203,789

Travelport, LLC bank term loan FRN 9 1/2s, 2016			310,111	319,673

Travelport, LLC bank term loan FRN 8 3/8s, 2016(PIK)			63,134	63,713

Univision Communications, Inc. bank term loan FRN Ser. C1, 4 1/2s, 2020			203,914	202,844

				2,975,516
Consumer staples (0.1%)

H.J. Heinz Co. bank term loan FRN Ser. B2, 3 1/2s, 2020			179,550	180,044

Revlon Consumer Products Corp. bank term loan FRN Ser. B, 4s, 2019			140,000	139,300

				319,344
Energy (0.1%)

Chesapeake Energy Corp. bank term loan FRN Ser. B, 5 3/4s, 2017			283,000	287,776

Frac Tech International, LLC bank term loan FRN Ser. B, 8 1/2s, 2016			241,020	236,200

				523,976
Financials (0.1%)

iStar Financial, Inc. bank term loan FRN 4 1/2s, 2017(R)			133,820	133,903

Springleaf Financial Funding Co. bank term loan FRN Ser. B, 5 1/2s, 2017			81,120	81,120

				215,023
Health care (0.1%)

Ardent Medical Services, Inc. bank term loan FRN 6 3/4s, 2018			168,725	169,358

Emergency Medical Services Corp. bank term loan FRN Ser. B, 4s, 2018			196,924	196,432

Valeant Pharmaceuticals International, Inc. bank term loan FRN Ser. E, 4 1/2s, 2020			153,838	154,751

				520,541
Technology (0.2%)

Avaya, Inc. bank term loan FRN Ser. B3, 4.762s, 2017			170,000	152,442

First Data Corp. bank term loan FRN 4.18s, 2018			121,183	120,036

First Data Corp. bank term loan FRN 4.18s, 2017			12,896	12,819

Freescale Semiconductor, Inc. bank term loan FRN Ser. B5, 5s, 2021			325,000	325,136

				610,433
Transportation (0.1%)

Air Medical Group Holdings, Inc. bank term loan FRN 7 5/8s, 2018(PIK)			250,000	246,250

				246,250
Utilities and power (0.1%)

Texas Competitive Electric Holdings Co., LLC bank term loan FRN 4.71s, 2017			645,637	433,787

				433,787

Total senior loans (cost $6,465,335)				$6,324,066

PURCHASED SWAP OPTIONS OUTSTANDING (0.3%)(a)
Counterparty
Fixed right % to receive or (pay)/	Expiration		Contract
Floating rate index/Maturity date	date/strike		amount	Value

Credit Suisse International

2.88/3 month USD-LIBOR-BBA/Nov-23	Nov-13/2.88		$59,596,000	$858,778

(3.08)/3 month USD-LIBOR-BBA/Nov-23	Nov-13/3.08		59,596,000	224,677

Total purchased swap options outstanding (cost $1,031,011)				$1,083,455

PREFERRED STOCKS (0.2%)(a)
			Shares	Value

Ally Financial, Inc. 144A 7.00% cum. pfd.			438	$418,509

GMAC Capital Trust I Ser. 2, $2.031 cum. pfd.			8,855	236,871

M/I Homes, Inc. $2.438 pfd.			5,132	129,583

Total preferred stocks (cost $652,758)				$784,963

CONVERTIBLE PREFERRED STOCKS (0.1%)(a)
			Shares	Value

General Motors Co. Ser. B, $2.375 cv. pfd.			6,693	$335,487

United Technologies Corp. $3.75 cv. pfd.			2,800	181,412

Total convertible preferred stocks (cost $446,522)				$516,899

COMMON STOCKS (0.1%)(a)
			Shares	Value

Tribune Co.(NON)			4,609	$290,782

Tribune Co. Class 1C(F)			402,438	100,609

Trump Entertainment Resorts, Inc.(NON)			71	142

Total common stocks (cost $223,875)				$391,533

CONVERTIBLE BONDS AND NOTES (—%)(a)
			Principal amount	Value

iStar Financial, Inc. cv. sr. unsec. unsub. notes 3s, 2016(R)			$125,000	$155,859

Total convertible bonds and notes (cost $136,166)				$155,859

WARRANTS (—%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Charter Communications, Inc. Class A	11/30/14	$46.86	37	$3,256

Total warrants (cost $111)				$3,256

SHORT-TERM INVESTMENTS (6.0%)(a)
			Principal amount/shares	Value

SSgA Prime Money Market Fund 0.02%(P)			2,240,000	$2,240,000

U.S. Treasury Bills with an effective yield of 0.15%, February 6, 2014(SEG)(SEGSF)(SEGCCS)			$1,092,000	1,091,942

U.S. Treasury Bills with an effective yield of 0.13%, March 6, 2014(SEG)(SEGCCS)			889,000	888,942

U.S. Treasury Bills with an effective yield of 0.13%, January 9, 2014(SEG)(SEGCCS)			284,000	283,994

U.S. Treasury Bills with effective yields ranging from 0.10% to 0.11%, July 24, 2014(SEG)(SEGSF)(SEGCCS)			3,540,000	3,538,181

U.S. Treasury Bills with effective yields ranging from 0.09% to 0.10%, April 3, 2014(SEG)(SEGCCS)			2,504,000	2,503,584

U.S. Treasury Bills with effective yields ranging from 0.08% to 0.13%, May 29, 2014(SEG)(SEGSF)(SEGCCS)			9,799,000	9,796,060

U.S. Treasury Bills with effective yields ranging from 0.08% to 0.10%, August 21, 2014(SEGSF)(SEGCCS)			1,463,000	1,462,013

Total short-term investments (cost $21,797,906)				$21,804,716

TOTAL INVESTMENTS

Total investments (cost $416,072,060)(b)				$427,611,001

FORWARD CURRENCY CONTRACTS at 9/30/13 (aggregate face value $172,139,516) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Australian Dollar	Buy	10/18/13	$2,107,815	$2,063,164	$44,651
	Australian Dollar	Sell	10/18/13	2,107,816	2,039,035	(68,781)
	Singapore Dollar	Sell	11/20/13	1,300,877	1,276,126	(24,751)
Barclays Bank PLC
	Australian Dollar	Buy	10/18/13	6,047,134	5,959,336	87,798
	Australian Dollar	Sell	10/18/13	6,058,131	5,926,588	(131,543)
	Brazilian Real	Sell	10/18/13	698,240	683,112	(15,128)
	British Pound	Buy	12/18/13	1,349,890	1,342,518	7,372
	British Pound	Sell	12/18/13	1,349,890	1,328,518	(21,372)
	Canadian Dollar	Sell	10/18/13	843,880	823,967	(19,913)
	Euro	Sell	12/18/13	3,646,123	3,569,750	(76,373)
	Hungarian Forint	Buy	12/18/13	854,689	857,269	(2,580)
	Japanese Yen	Sell	11/20/13	979,083	964,914	(14,169)
	Mexican Peso	Sell	10/18/13	375,010	384,741	9,731
	Norwegian Krone	Buy	12/18/13	42,948	34,431	8,517
	Singapore Dollar	Buy	11/20/13	2,456,592	2,430,574	26,018
	Singapore Dollar	Sell	11/20/13	2,456,592	2,415,369	(41,223)
	Swiss Franc	Sell	12/18/13	3,713,707	3,583,478	(130,229)
Citibank, N.A.
	Australian Dollar	Buy	10/18/13	239,969	298,453	(58,484)
	Brazilian Real	Sell	10/18/13	343,456	328,850	(14,606)
	British Pound	Sell	12/18/13	94,652	55,499	(39,153)
	Canadian Dollar	Buy	10/18/13	2,117,853	2,099,997	17,856
	Canadian Dollar	Sell	10/18/13	2,117,853	2,107,400	(10,453)
	Euro	Buy	12/18/13	992,921	972,043	20,878
	Euro	Sell	12/18/13	992,921	990,240	(2,681)
	Japanese Yen	Buy	11/20/13	1,979,453	1,990,512	(11,059)
	Japanese Yen	Sell	11/20/13	1,979,696	1,972,454	(7,242)
	New Taiwan Dollar	Buy	11/20/13	1,454,594	1,463,158	(8,564)
	Swiss Franc	Sell	12/18/13	1,163,141	1,087,784	(75,357)
Credit Suisse International
	Australian Dollar	Buy	10/18/13	1,088,482	1,081,446	7,036
	Australian Dollar	Sell	10/18/13	1,088,482	1,060,301	(28,181)
	British Pound	Buy	12/18/13	986,813	964,539	22,274
	British Pound	Sell	12/18/13	986,812	963,603	(23,209)
	Canadian Dollar	Buy	10/18/13	2,608,693	2,580,916	27,777
	Canadian Dollar	Sell	10/18/13	2,608,693	2,583,973	(24,720)
	Czech Koruna	Buy	12/18/13	642,494	633,053	9,441
	Czech Koruna	Sell	12/18/13	642,494	622,815	(19,679)
	Euro	Sell	12/18/13	2,827,078	2,783,236	(43,842)
	Japanese Yen	Buy	11/20/13	998,272	1,014,911	(16,639)
	Japanese Yen	Sell	11/20/13	998,272	996,924	(1,348)
	Mexican Peso	Buy	10/18/13	1,659,879	1,669,786	(9,907)
	Norwegian Krone	Buy	12/18/13	625,504	625,460	44
	Norwegian Krone	Sell	12/18/13	625,504	618,375	(7,129)
	South African Rand	Buy	10/18/13	1,734,487	1,745,872	(11,385)
	South African Rand	Sell	10/18/13	1,734,487	1,725,643	(8,844)
	South Korean Won	Buy	11/20/13	1,166,540	1,169,994	(3,454)
	Swedish Krona	Buy	12/18/13	149,004	144,579	4,425
Deutsche Bank AG
	Australian Dollar	Buy	10/18/13	2,449,085	2,417,096	31,989
	Australian Dollar	Sell	10/18/13	2,449,085	2,375,916	(73,169)
	British Pound	Buy	12/18/13	1,023,541	1,019,796	3,745
	British Pound	Sell	12/18/13	1,057,033	1,015,659	(41,374)
	Canadian Dollar	Sell	10/18/13	112,860	125,879	13,019
	Euro	Sell	12/18/13	1,852,289	1,810,415	(41,874)
	Norwegian Krone	Buy	12/18/13	920,969	952,552	(31,583)
	Swiss Franc	Sell	12/18/13	416,593	372,289	(44,304)
Goldman Sachs International
	Australian Dollar	Buy	10/18/13	856,062	849,343	6,719
	British Pound	Sell	12/18/13	38,993	16,863	(22,130)
	Canadian Dollar	Sell	10/18/13	1,111,620	1,102,671	(8,949)
	Euro	Sell	12/18/13	3,088,907	2,976,819	(112,088)
	Japanese Yen	Buy	11/20/13	1,698,585	1,696,377	2,208
	Japanese Yen	Sell	11/20/13	1,698,585	1,680,578	(18,007)
HSBC Bank USA, National Association
	Australian Dollar	Buy	10/18/13	3,470,842	3,365,316	105,526
	Australian Dollar	Sell	10/18/13	3,470,842	3,407,086	(63,756)
	Canadian Dollar	Sell	10/18/13	953,636	923,658	(29,978)
	Chinese Yuan (offshore)	Sell	11/20/13	1,839,809	1,826,122	(13,687)
	Euro	Sell	12/18/13	94,989	81,674	(13,315)
	Indian Rupee	Sell	11/20/13	487,388	497,038	9,650
	New Taiwan Dollar	Buy	11/20/13	1,454,594	1,461,123	(6,529)
	Swedish Krona	Buy	12/18/13	985,652	956,333	29,319
JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	10/18/13	945,339	1,001,450	(56,111)
	Brazilian Real	Sell	10/18/13	110,844	103,539	(7,305)
	British Pound	Sell	12/18/13	420,516	387,571	(32,945)
	Canadian Dollar	Sell	10/18/13	143,235	138,181	(5,054)
	Czech Koruna	Buy	12/18/13	642,494	633,012	9,482
	Czech Koruna	Sell	12/18/13	642,494	622,752	(19,742)
	Euro	Sell	12/18/13	3,456,280	3,395,368	(60,912)
	Japanese Yen	Buy	11/20/13	1,011,901	999,976	11,925
	Japanese Yen	Sell	11/20/13	1,011,901	1,014,507	2,606
	Malaysian Ringgit	Buy	11/20/13	2,384,747	2,444,156	(59,409)
	Malaysian Ringgit	Sell	11/20/13	2,384,747	2,363,197	(21,550)
	Mexican Peso	Sell	10/18/13	221,384	226,954	5,570
	Norwegian Krone	Buy	12/18/13	978,145	976,170	1,975
	Norwegian Krone	Sell	12/18/13	978,145	973,491	(4,654)
	Polish Zloty	Buy	12/18/13	836,481	831,894	4,587
	Russian Ruble	Sell	12/18/13	34,818	33,625	(1,193)
	Singapore Dollar	Buy	11/20/13	2,492,385	2,470,078	22,307
	Singapore Dollar	Sell	11/20/13	2,492,384	2,451,137	(41,247)
	South African Rand	Buy	10/18/13	1,741,155	1,754,834	(13,679)
	South African Rand	Sell	10/18/13	1,741,155	1,732,093	(9,062)
	South Korean Won	Buy	11/20/13	583,270	578,777	4,493
	Swiss Franc	Buy	12/18/13	997,499	990,050	7,449
	Swiss Franc	Sell	12/18/13	997,499	997,532	33
Royal Bank of Scotland PLC (The)
	Australian Dollar	Buy	10/18/13	905,454	932,501	(27,047)
	British Pound	Buy	12/18/13	37,214	37,225	(11)
	British Pound	Sell	12/18/13	37,214	35,758	(1,456)
	Euro	Sell	12/18/13	2,127,920	2,048,723	(79,197)
	Hungarian Forint	Buy	12/18/13	854,689	857,389	(2,700)
	Japanese Yen	Sell	11/20/13	932,044	912,512	(19,532)
State Street Bank and Trust Co.
	Australian Dollar	Buy	10/18/13	907,503	915,685	(8,182)
	Brazilian Real	Buy	10/18/13	45,938	52,096	(6,158)
	Canadian Dollar	Buy	10/18/13	3,094,487	3,079,277	15,210
	Canadian Dollar	Sell	10/18/13	3,094,487	3,083,649	(10,838)
	Chilean Peso	Sell	10/18/13	589,539	592,057	2,518
	Czech Koruna	Buy	12/18/13	642,494	633,036	9,458
	Czech Koruna	Sell	12/18/13	642,494	623,204	(19,290)
	Euro	Sell	12/18/13	1,429,303	1,389,002	(40,301)
	Israeli Shekel	Buy	10/18/13	144,737	142,991	1,746
	Israeli Shekel	Sell	10/18/13	144,737	139,604	(5,133)
	Japanese Yen	Buy	11/20/13	588,723	592,086	(3,363)
	Japanese Yen	Sell	11/20/13	588,723	587,940	(783)
	Mexican Peso	Buy	10/18/13	1,122,643	1,132,441	(9,798)
	Mexican Peso	Sell	10/18/13	1,122,643	1,137,159	14,516
	Norwegian Krone	Buy	12/18/13	495,267	481,442	13,825
	Singapore Dollar	Sell	11/20/13	789,821	758,209	(31,612)
	South Korean Won	Buy	11/20/13	1,166,540	1,153,732	12,808
	Swiss Franc	Buy	12/18/13	253,828	253,851	(23)
	Swiss Franc	Sell	12/18/13	253,828	244,962	(8,866)
UBS AG
	Australian Dollar	Buy	10/18/13	1,383,808	1,428,441	(44,633)
	British Pound	Sell	12/18/13	923,064	924,098	1,034
	Canadian Dollar	Sell	10/18/13	1,021,856	1,007,940	(13,916)
	Euro	Sell	12/18/13	1,338,644	1,304,524	(34,120)
	Japanese Yen	Sell	11/20/13	35,591	21,216	(14,375)
	Mexican Peso	Buy	10/18/13	444,980	439,467	5,513
	New Zealand Dollar	Buy	10/18/13	1,069,084	999,903	69,181
	New Zealand Dollar	Sell	10/18/13	1,069,084	1,013,030	(56,054)
	Norwegian Krone	Buy	12/18/13	607,430	621,010	(13,580)
	Russian Ruble	Sell	12/18/13	201,111	194,102	(7,009)
	Singapore Dollar	Sell	11/20/13	694,322	663,608	(30,714)
	Swedish Krona	Buy	12/18/13	722,670	680,503	42,167
	Swiss Franc	Sell	12/18/13	3,138,554	3,010,204	(128,350)
	Turkish Lira	Buy	12/18/13	837,883	866,321	(28,438)
	Turkish Lira	Sell	12/18/13	837,883	849,381	11,498
WestPac Banking Corp.
	Australian Dollar	Buy	10/18/13	906,758	964,631	(57,873)
	Canadian Dollar	Buy	10/18/13	879,398	881,243	(1,845)
	Canadian Dollar	Sell	10/18/13	879,398	860,818	(18,580)
	Euro	Sell	12/18/13	2,436,838	2,381,899	(54,939)
	Japanese Yen	Sell	11/20/13	1,145,734	1,124,993	(20,741)

Total						$(1,859,167)

FUTURES CONTRACTS OUTSTANDING at 9/30/13 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Australian Government Treasury Bond 10 yr (Long)	134	$14,702,865	Dec-13	$324,289
Euro-Bobl 5 yr (Long)	9	1,515,138	Dec-13	17,383
Euro-Bund 10 yr (Short)	63	11,974,756	Dec-13	(224,394)
Euro-Buxl 30 yr (Short)	11	1,867,610	Dec-13	(33,964)
Japanese Government Bond 10 yr (Short)	3	4,398,596	Dec-13	(41,521)
Japanese Government Bond 10 yr Mini (Long)	12	1,759,438	Dec-13	16,432
U.K. Gilt 10 yr (Long)	68	12,144,607	Dec-13	86,748
U.S. Treasury Bond 30 yr (Long)	188	25,074,500	Dec-13	264,580
U.S. Treasury Note 5 yr (Short)	494	59,797,156	Dec-13	(272,423)
U.S. Treasury Note 10 yr (Short)	256	32,356,000	Dec-13	(619,768)

Total				$(482,638)

WRITTEN SWAP OPTIONS OUTSTANDING at 9/30/13 (premiums $1,031,011) (Unaudited)

Counterparty
Fixed Obligation % to receive or (pay)/	Expiration	Contract
Floating rate index/Maturity date	date/strike	amount	Value

Credit Suisse International

2.98/3 month USD-LIBOR-BBA/Nov-23	Nov-13/2.98	$42,117,300	$244,280
(2.98)/3 month USD-LIBOR-BBA/Nov-23	Nov-13/2.98	42,117,300	867,617

Total			$1,111,897

TBA SALE COMMITMENTS OUTSTANDING at 9/30/13 (proceeds receivable $16,280,039) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

Federal National Mortgage Association, 5 1/2s, October 1, 2043	$3,000,000	10/10/13	$3,271,758
Federal National Mortgage Association, 4s, October 1, 2043	5,000,000	10/10/13	5,244,531
Federal National Mortgage Association, 3s, October 1, 2043	8,000,000	10/10/13	7,818,125

Total			$16,334,414

	OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 9/30/13 (Unaudited)

				Upfront		Payments	Payments	Unrealized
	Swap counterparty/			premium	Termination	made by	received by	appreciation/
	Notional amount			received (paid)	date	fund per annum	fund per annum	(depreciation)

	Barclays Bank PLC
	EUR	53,658,000	(E)	$—	8/3/17	1 month EUR-EONIA-OIS-COMPOUND	1.41727%	$132,842
	GBP	3,732,000		—	8/15/31	3.60%	6 month GBP-LIBOR-BBA	(374,883)
	JPY	434,005,000		—	5/13/23	6 month JPY-LIBOR-BBA	0.7375%	(28,500)
	JPY	333,718,000		—	5/24/43	6 month JPY-LIBOR-BBA	1.95%	108,935
	JPY	1,115,524,000		—	5/29/43	1.965%	6 month JPY-LIBOR-BBA	(404,478)
	Citibank, N.A.
	CZK	219,831,000		—	8/1/15	6 month CZK-PRIBOR-PRBO	0.795%	42,436
	Credit Suisse International
	AUD	7,718,000		—	4/26/23	6 month AUD-BBR-BBSW	3.8725%	(211,745)
	AUD	4,761,000		—	5/10/23	6 month AUD-BBR-BBSW	3.73%	(184,414)
	AUD	4,316,000		—	5/23/23	3.88%	6 month AUD-BBR-BBSW	120,486
	AUD	1,282,000		—	8/26/23	6 month AUD-BBR-BBSW	4.52%	21,982
	CHF	5,228,000		—	5/3/23	1.0075%	6 month CHF-LIBOR-BBA	216,040
	CHF	5,228,000		—	5/3/23	1.01875%	6 month CHF-LIBOR-BBA	209,885
	CHF	3,428,000		—	9/19/23	6 month CHF-LIBOR-BBA	1.6025%	38,492
	EUR	18,240,000		—	6/28/14	0.85%	6 month EUR-EURIBOR-REUTERS	(114,536)
	Goldman Sachs International
	AUD	4,037,000		—	5/1/23	3.775%	6 month AUD-BBR-BBSW	141,534
	AUD	15,380,000		—	4/26/23	6 month AUD-BBR-BBSW	3.8825%	(409,705)
	AUD	2,753,000		—	5/27/23	3.955%	6 month AUD-BBR-BBSW	61,211
	AUD	2,826,000		—	9/27/23	4.3625%	6 month AUD-BBR-BBSW	(8,077)
	CAD	3,221,000		—	5/30/23	2.534%	3 month CAD-BA-CDOR	110,792
	CHF	14,231,000		—	5/2/23	6 month CHF-LIBOR-BBA	1.008%	(586,235)
	CHF	4,187,000		—	5/13/23	1.0325%	6 month CHF-LIBOR-BBA	165,286
	CHF	3,387,000		—	5/16/23	1.065%	6 month CHF-LIBOR-BBA	122,571
	CHF	3,008,000		—	8/12/23	1.495%	6 month CHF-LIBOR-BBA	(6,293)
	CHF	2,152,000		—	7/1/23	6 month CHF-LIBOR-BBA	1.5175%	17,098
	CHF	7,500,000		—	7/2/23	6 month CHF-LIBOR-BBA	1.515%	57,399
	CHF	7,500,000		—	7/3/23	6 month CHF-LIBOR-BBA	1.5275%	67,032
	EUR	231,753,000	(E)	—	8/6/17	1 month EUR-EONIA-OIS-COMPOUND	1.102%	(426,397)
	EUR	56,223,000		—	8/30/14	1 year EUR-EONIA-OIS-COMPOUND	0.11%	(24,383)
	EUR	56,223,000		—	8/30/14	0.309%	3 month EUR-EURIBOR-REUTERS	(14,730)
	EUR	56,223,000		—	8/31/14	1 year EUR-EONIA-OIS-COMPOUND	0.11%	(24,383)
	EUR	56,223,000		—	8/31/14	0.314%	3 month EUR-EURIBOR-REUTERS	(18,866)
	EUR	56,223,000		—	9/3/14	1 year EUR-EONIA-OIS-COMPOUND	0.086%	(44,126)
	EUR	56,223,000		—	9/3/14	0.283%	3 month EUR-EURIBOR-REUTERS	6,441
	GBP	3,732,000		—	9/23/31	6 month GBP-LIBOR-BBA	3.1175%	(67,848)
	JPY	516,063,000		—	5/28/23	1.015%	6 month JPY-LIBOR-BBA	(106,349)
	KRW	5,920,000,000		—	7/12/18	3.07%	3 month KRW-CD-KSDA-BLOOMBERG	(12,887)
	KRW	14,060,000,000		—	7/12/15	3 month KRW-CD-KSDA-BLOOMBERG	2.771%	(1,770)
	JPMorgan Chase Bank N.A.
	CAD	12,838,000		—	2/26/18	3 month CAD-BA-CDOR	1.65%	(241,332)
	CAD	2,091,000		—	8/6/23	3 month CAD-BA-CDOR	3.01625%	5,402
	CAD	4,277,000		—	9/17/23	3 month CAD-BA-CDOR	3.23%	77,109
	CZK	219,831,000		—	8/9/15	6 month CZK-PRIBOR-PRBO	0.73%	25,573
	JPY	548,426,000		—	5/7/43	1.74375%	6 month JPY-LIBOR-BBA	106,728
	JPY	514,340,000		—	6/3/43	6 month JPY-LIBOR-BBA	1.945%	158,697
	JPY	146,255,000		—	6/7/43	1.955%	6 month JPY-LIBOR-BBA	(48,561)
	ZAR	127,186,000		—	7/10/15	5.90%	3 month ZAR-JIBAR-SAFEX	5,752
	ZAR	57,224,000		—	7/10/18	3 month ZAR-JIBAR-SAFEX	7.11%	27,838

	Total			$—				$(1,312,937)
(E)	Extended effective date.

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 9/30/13 (Unaudited)

				Upfront		Payments	Payments	Unrealized
				premium	Termination	made by	received by	appreciation/
	Notional amount			received (paid)	date	fund per annum	fund per annum	(depreciation)

		$342,854,500	(E)	$431,666	12/18/15	3 month USD-LIBOR-BBA	0.75%	$(1,011,751)
		188,636,100	(E)	828,220	12/18/18	3 month USD-LIBOR-BBA	2.05%	(2,612,502)
		28,908,500	(E)	348,744	12/18/43	3 month USD-LIBOR-BBA	3.85%	1,193,451
		44,253,700	(E)	173,535	12/18/23	3 month USD-LIBOR-BBA	3.15%	(993,878)
		87,700,000	(E)	(134,510)	12/18/15	3 month USD-LIBOR-BBA	0.65%	60,184
		77,078,000	(E)	652,126	12/18/18	1.95%	3 month USD-LIBOR-BBA	(377,636)
		1,678,000	(E)	13,954	12/18/23	3.05%	3 month USD-LIBOR-BBA	(15,042)
	GBP	3,038,000		(64)	9/17/23	2.85375%	6 month GBP-LIBOR-BBA	(77,967)
	JPY	160,389,000		(21)	9/20/23	6 month JPY-LIBOR-BBA	0.91625%	9,454
	EUR	6,400,000		(152)	7/29/43	6 month EUR-EURIBOR-REUTERS	2.516%	(141,893)
	EUR	28,900,000		(275)	7/29/23	2.0055%	6 month EUR-EURIBOR-REUTERS	1,188
	EUR	66,677,000	(E)	(356)	9/3/17	1.53%	1 month EUR-EONIA-OIS-COMPOUND	(217,748)
	EUR	5,421,000		(51)	7/17/23	1.918%	6 month EUR-EURIBOR-REUTERS	53,336
	EUR	4,148,000		(39)	7/17/23	1.906%	6 month EUR-EURIBOR-REUTERS	47,120
	EUR	29,600,000		(159)	7/29/18	6 month EUR-EURIBOR-REUTERS	1.186%	67,397
	EUR	7,410,000		(70)	9/3/23	6 month EUR-EURIBOR-REUTERS	2.1825%	137,900
	JPY	811,886,000		(146)	7/12/43	2.024375%	6 month JPY-LIBOR-BBA	(398,815)
	JPY	241,675,000		(44)	10/2/43	6 month JPY-LIBOR-BBA	1.84%	(6,216)
	JPY	3,907,287,000		(158)	7/12/18	6 month JPY-LIBOR-BBA	0.5175%	273,075
	JPY	405,943,000		(74)	7/18/43	1.9825%	6 month JPY-LIBOR-BBA	(154,402)
	JPY	1,953,644,000		(80)	7/18/18	6 month JPY-LIBOR-BBA	0.4825%	99,999
	JPY	166,143,000		(30)	7/24/43	6 month JPY-LIBOR-BBA	1.99375%	67,436
	JPY	1,957,300,000		(141)	7/30/23	0.99%	6 month JPY-LIBOR-BBA	(303,585)
	JPY	3,818,200,000		(155)	7/30/18	6 month JPY-LIBOR-BBA	0.4475%	121,557
	JPY	328,700,000		(59)	7/30/43	6 month JPY-LIBOR-BBA	1.9775%	118,726
	JPY	2,930,465,500		(120)	8/28/18	0.4475%	6 month JPY-LIBOR-BBA	(81,941)
	JPY	3,818,200,000		(157)	9/27/18	0.405%	6 month JPY-LIBOR-BBA	(7,912)
	JPY	3,914,600,000		(286)	9/27/23	6 month JPY-LIBOR-BBA	0.845%	(59,314)
	JPY	657,400,000		(120)	9/27/43	1.86%	6 month JPY-LIBOR-BBA	(18,906)
	EUR	6,000,000		(105)	9/12/23	2.33%	6 month EUR-EURIBOR-REUTERS	(218,633)
		$1,137,000		(72)	9/25/23	3 month USD-LIBOR-BBA	2.92%	16,557
	EUR	3,200,000		(147)	10/2/43	2.625%	6 month EUR-EURIBOR-REUTERS	(14,000)
	EUR	18,250,000		(326)	10/2/23	6 month EUR-EURIBOR-REUTERS	2.072%	29,375
	EUR	15,800,000		(168)	7/30/18	6 month EUR-EURIBOR-REUTERS	1.185%	988
	EUR	7,600,000		(133)	7/30/23	2.005%	6 month EUR-EURIBOR-REUTERS	1,120
	EUR	1,581,000		(28)	9/19/23	2.215%	6 month EUR-EURIBOR-REUTERS	(33,447)
	EUR	22,700,000		(246)	10/1/18	1.233%	6 month EUR-EURIBOR-REUTERS	(25,735)
	EUR	18,250,000		(325)	10/1/23	6 month EUR-EURIBOR-REUTERS	2.081%	51,770
	EUR	3,200,000		(147)	10/1/43	2.639%	6 month EUR-EURIBOR-REUTERS	(27,507)
	EUR	22,700,000		(247)	10/2/18	1.229%	6 month EUR-EURIBOR-REUTERS	(17,752)
	GBP	1,945,000		(39)	7/31/23	2.44375%	6 month GBP-LIBOR-BBA	55,224
	JPY	3,818,200,000		(314)	8/1/18	6 month JPY-LIBOR-BBA	0.4525%	129,806
	JPY	1,957,300,000		(264)	8/1/23	0.9955%	6 month JPY-LIBOR-BBA	(313,015)
	JPY	328,700,000		(114)	8/1/43	6 month JPY-LIBOR-BBA	1.96125%	104,515
	EUR	11,800,000		(209)	6/20/23	1.835%	6 month EUR-EURIBOR-Telerate	207,773
	EUR	16,200,000	(E)	(236)	7/2/23	2.895%	6 month EUR-EURIBOR-Telerate	37,460
	EUR	16,200,000	(E)	(237)	7/3/23	2.89%	6 month EUR-EURIBOR-REUTERS	42,719
	EUR	35,597,000		(613)	7/15/23	1.945%	6 month EUR-EURIBOR-REUTERS	223,034
	GBP	2,217,000		(46)	8/8/23	2.5975%	6 month GBP-LIBOR-BBA	15,022
	JPY	174,043,000		(60)	7/1/43	6 month JPY-LIBOR-BBA	1.871%	17,894
	JPY	126,753,000		(44)	8/2/43	6 month JPY-LIBOR-BBA	1.94%	33,354
	JPY	3,818,200,000		(312)	8/28/18	0.45%	6 month JPY-LIBOR-BBA	(111,669)
	JPY	253,480,000		(87)	9/30/43	6 month JPY-LIBOR-BBA	1.834%	(10,031)
	GBP	1,522,000		(31)	8/6/23	2.581%	6 month GBP-LIBOR-BBA	13,715
	JPY	254,664,000		(91)	6/21/43	1.8975%	6 month JPY-LIBOR-BBA	(45,197)

	Total			$2,306,337				$(4,065,345)
(E)	Extended effective date.

	OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 9/30/13 (Unaudited)

			Upfront		Payments	Total return	Unrealized
	Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
	Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

	Bank of America N.A.
		$1,266,302	$—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	$(19,714)
		441,167	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(6,868)
		7,005,406	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	165,224
		1,633,148	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(38,518)
		1,551,350	—	1/12/40	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	29,725
	Barclays Bank PLC
		493,693	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	4,646
		1,147,656	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(17,150)
		949,411	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	8,934
		837,155	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	8,401
		2,404,283	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(37,429)
		8,876,549	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(138,189)
		560,038	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(8,719)
		3,177,006	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(24,959)
		313,001	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	7,868
		1,294,652	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(20,155)
		116,384	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(1,812)
		515,490	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	5,173
		3,608,427	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	36,210
		2,229,706	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(34,712)
		1,004,846	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(12,064)
		2,771,302	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(21,772)
		2,755,292	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	27,649
		807,119	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	20,289
		134,107	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(590)
		735,775	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(5,780)
		351,048	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	3,523
		1,899,568	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(44,802)
		1,798,939	—	1/12/41	3.50% (1 month USD-LIBOR)	Synthetic MBX Index 3.50% 30 year Fannie Mae pools	55,153
		800,545	—	1/12/41	3.50% (1 month USD-LIBOR)	Synthetic MBX Index 3.50% 30 year Fannie Mae pools	24,544
		3,208,529	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(49,950)
		422,245	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools	3,577
		2,577,448	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	25,864
		2,161,621	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(16,982)
		1,796,792	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	45,168
		1,169,652	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(9,189)
		2,208,817	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(34,386)
		616,299	—	1/12/40	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	11,809
		387,359	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	3,645
		1,059,397	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(16,492)
		2,945,693	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	48,122
		11,805,227	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	118,461
		1,143,635	—	1/12/41	3.50% (1 month USD-LIBOR)	Synthetic MBX Index 3.50% 30 year Fannie Mae pools	35,062
		2,444,967	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	24,535
		432,570	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	4,070
		1,402,596	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	13,198
		1,017,045	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	9,570
		3,828,686	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	90,301
		121,930	—	1/12/39	(6.00%) 1 month USD-LIBOR	Synthetic MBX Index 6.00% 30 year Fannie Mae pools	(202)
		128,473	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(1,009)
		6,618,344	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(51,995)
		4,234,100	—	1/12/39	(6.00%) 1 month USD-LIBOR	Synthetic MBX Index 6.00% 30 year Fannie Mae pools	(7,011)
		4,727,442	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	37,140
		3,024,339	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic MBX Index 6.00% 30 year Fannie Mae pools	5,008
		4,292,266	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	101,234
		660,278	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	15,573
		1,694,537	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	26,380
		1,000,444	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(6,083)
		500,285	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(3,042)
		500,285	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(3,042)
		1,633,148	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(38,518)
		1,003,964	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(6,105)
		2,607,515	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(15,855)
		1,003,964	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(6,105)
		2,765,871	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	43,059
		72,626	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(571)
		3,258,764	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(50,732)
		2,593,283	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	40,372
		1,233,876	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	(22,607)
		742,484	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	(13,604)
		771,688	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools	7,744
		942,081	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	(17,261)
		2,102,143	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(16,515)
		698,140	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(16,466)
		1,506,611	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(6,628)
		216,125	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(951)
		2,004,533	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(12,188)
		1,181,047	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(9,278)
		5,100,254	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	134,085
		1,545,881	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	36,460
		1,451,821	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	22,602
		960,289	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(7,544)
		1,010,376	2,684	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(4,547)
	Citibank, N.A.
		1,568,635	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	15,741
		3,608,427	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	36,210
		2,454,761	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	24,633
		1,363,787	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(21,231)
		2,061,174	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	48,613
		1,581,648	—	1/12/41	(3.50%) 1 month USD-LIBOR	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	14,906
		3,383,106	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	52,668
		1,377,713	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	21,448
		2,523,368	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	59,514
	Credit Suisse International
		1,030,979	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	10,346
		9,495,605	—	1/12/41	3.50% (1 month USD-LIBOR)	Synthetic MBX Index 3.50% 30 year Fannie Mae pools	291,123
		2,374,187	—	1/12/41	3.50% (1 month USD-LIBOR)	Synthetic MBX Index 3.50% 30 year Fannie Mae pools	72,790
		762,467	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(11,870)
		1,377,387	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(10,821)
		440,669	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(6,860)
		2,123,731	—	1/12/41	3.50% (1 month USD-LIBOR)	Synthetic MBX Index 3.50% 30 year Fannie Mae pools	65,111
		2,444,570	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	38,057
		1,260,992	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(29,741)
		1,633,148	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(38,518)
		3,258,266	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(50,724)
		698,140	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(16,466)
		3,572,604	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	55,618
		2,984,216	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	46,458
		2,897,673	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	45,110
		3,960,552	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	61,657
		2,925,029	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	45,536
		2,220,472	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	52,371
		2,312,270	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	35,997
		9,575,353	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	149,066
		2,755,426	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	42,896
		1,865,632	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	29,044
		2,129,972	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	50,236
		2,270,801	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	53,558
		1,189,885	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	28,064
		2,371,458	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	55,932
		1,546,342	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	36,471
		1,529,258	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	36,068
		1,451,324	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	22,594
		1,451,324	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	22,594
		1,728,358	29,706	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	1,470
	Deutsche Bank AG
		1,377,387	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(10,821)
	Goldman Sachs International
		1,477,187	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(22,997)
		369,580	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(4,437)
		1,845,288	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(22,154)
		624,958	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(2,749)
		1,375,723	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(21,417)
		1,357,032	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(32,006)
		2,848,548	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(42,568)
		2,848,548	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(42,568)
		1,143,949	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(17,809)
		1,242,522	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(29,305)
		214,706	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(5,064)
		2,857,387	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(44,483)
		1,296,144	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(20,178)
		4,499,122	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(106,114)
		4,158,363	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(98,076)
		964,672	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(7,579)
		362,378	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(2,847)
		7,741,869	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(182,595)
		1,925,425	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(45,412)
		655,035	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(10,197)
		2,054,632	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(31,986)
		653,431	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(7,845)
		673,426	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(8,085)
		1,906,914	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(29,686)
		47,582	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(209)
		1,519,100	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(35,828)
		11,159,872	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(213,830)
		707,927	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(8,499)
		422,900	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(5,077)
		1,415,723	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(16,997)
		1,223,129	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(28,848)
		306,156	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(1,347)
		4,730,479	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(73,643)
		2,724,589	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(42,416)
		673,542	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(5,291)
		1,906,416	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(29,679)
		1,431,926	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(22,292)
		3,681,030	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(57,306)
		1,321,540	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(10,382)
		808,150	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(6,349)
		24,167	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(106)
		61,982	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(487)
		165,161	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(1,298)
		443,156	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(6,899)
		423,860	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(1,865)
		847,594	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(3,729)
		1,784,561	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(27,782)
		1,219,549	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(18,986)
		2,337,138	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(36,384)
		1,667,679	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(25,962)
		3,474,124	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(54,084)
		3,158,792	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(49,175)
		3,709,136	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(55,428)
		3,583,048	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	55,780
		3,570,117	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	55,579
		530,942	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	8,266
		530,942	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	8,266
		1,265,147	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	29,839
		1,581,648	—	1/12/41	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(14,906)
		757,438	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	3,332
		722,956	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(8,680)
		1,478,181	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(23,012)
		1,450,302	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(34,206)
		3,049,371	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	47,472
		2,991,565	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(70,557)
		3,206,306	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(47,914)
		1,633,148	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(38,518)
		1,967,593	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(30,631)
		3,019,032	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(47,000)
		1,395,817	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(32,921)
		2,325,699	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(36,206)
		2,906,145	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	68,542
		813,111	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	19,177
		4,716,055	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	73,419
		4,716,055	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	73,419
		3,250,806	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	50,608
		3,414,974	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	80,543
		14,042,000	—	8/9/18	2.2575%	USA Non Revised Consumer Price Index- Urban (CPI-U)	76,557
		14,042,000	—	8/15/18	2.225%	USA Non Revised Consumer Price Index- Urban (CPI-U)	53,907
	EUR	11,800,000	—	6/20/23	1.84%	Eurostat Eurozone HICP excluding tobacco	93,707
	JPMorgan Chase Bank N.A.
		$4,620,561	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(71,932)
		2,989,256	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(70,503)
		1,849,470	—	1/12/39	(6.00%) 1 month USD-LIBOR	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	22,205
		258,135	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	4,019

	Total		$32,390				$466,451
(E)	Extended effective date.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 9/30/13 (Unaudited)

			Upfront			Payments
			premium		Termi-	received	Unrealized
	Swap counterparty/		received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

	Bank of America N.A.
	CMBX NA BBB Index	BBB-/P	$5,468	$80,000	5/11/63	300 bp	$(2,268)
	CMBX NA BBB Index	BBB-/P	10,546	175,000	5/11/63	300 bp	(6,376)
	CMBX NA BBB Index	BBB-/P	21,545	349,000	5/11/63	300 bp	(12,203)
	CMBX NA BBB Index	BBB-/P	20,577	361,000	5/11/63	300 bp	(14,332)
	Barclays Bank PLC
	CMBX NA BBB Index	BBB+/P	35,808	323,000	5/11/63	300 bp	4,574
	Irish Gov't, 4.50%, 4/18/2020	—	(45,669)	570,000	9/20/17	(100 bp)	(42,087)
	Obrigacoes Do Tesouro, 5.45%, 9/23/13	—	(93,003)	570,000	9/20/17	(100 bp)	(20,769)
	Credit Suisse International
	CMBX NA BBB Index	BBB-/P	1,734	59,000	5/11/63	300 bp	(3,972)
	CMBX NA BBB Index	BBB-/P	1,342	173,000	5/11/63	300 bp	(15,387)
	CMBX NA BBB Index	BB+/P	22,612	185,000	5/11/63	300 bp	4,722
	CMBX NA BBB Index	BBB-/P	18,041	186,000	5/11/63	300 bp	55
	CMBX NA BBB Index	BBB-/P	3,769	197,000	5/11/63	300 bp	(15,280)
	CMBX NA BBB Index	BBB-/P	23,720	298,000	5/11/63	300 bp	(5,097)
	CMBX NA BBB Index	BBB-/P	4,029	347,000	5/11/63	300 bp	(29,526)
	CMBX NA BBB Index	B+/P	25,423	349,000	5/11/63	300 bp	(8,325)
	CMBX NA BBB Index	BBB-/P	41,918	371,000	5/11/63	300 bp	6,043
	CMBX NA BBB Index	B+/P	35,985	371,000	5/11/63	300 bp	109
	CMBX NA BBB Index	BBB-/P	5,900	384,000	5/11/63	300 bp	(31,233)
	CMBX NA BBB Index	BBB-/P	30,800	386,000	5/11/63	300 bp	(6,526)
	CMBX NA BBB Index	BBB-/P	30,042	388,000	5/11/63	300 bp	(7,478)
	CMBX NA BBB Index	BBB-/P	25,590	389,000	5/11/63	300 bp	(12,027)
	CMBX NA BBB Index	BBB-/P	11,988	394,000	5/11/63	300 bp	(26,111)
	CMBX NA BBB Index	BBB-/P	6,960	395,000	5/11/63	300 bp	(31,237)
	CMBX NA BBB Index	B+/P	38,549	503,000	5/11/63	300 bp	(10,091)
	CMBX NA BBB Index	BBB-/P	33,609	819,000	5/11/63	300 bp	(45,588)
	CMBX NA BBB Index	BBB+/P	1,552	14,000	5/11/63	300 bp	198
	CMBX NA BBB Index	BBB-/P	8,028	103,000	5/11/63	300 bp	(1,932)
	CMBX NA BBB Index	BBB-/P	16,184	167,000	5/11/63	300 bp	35
	CMBX NA BBB Index	BBB-/P	27,205	305,000	5/11/63	300 bp	(2,314)
	CMBX NA BBB Index	BBB-/P	36,005	328,000	5/11/63	300 bp	4,287
	CMBX NA BBB Index	BBB-/P	26,245	345,000	5/11/63	300 bp	(7,117)
	CMBX NA BBB Index	BBB-/P	40,252	364,000	5/11/63	300 bp	5,053
	CMBX NA BBB Index	BBB-/P	52,426	492,000	5/11/63	300 bp	4,850
	CMBX NA BBB Index	BBB+/P	67,802	642,000	5/11/63	300 bp	5,721
	Spain Gov't, 5.50%, 7/30/2017	—	(67,198)	570,000	9/20/17	(100 bp)	(46,465)
	Deutsche Bank AG
	Republic of Argentina, 8.28%, 12/31/33	CC/F	60,807	520,000	3/20/17	500 bp	(160,979)

	Total		$586,591				$(529,073)

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at September 30, 2013. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.”

Key to holding's currency abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
RUB	Russian Ruble
USD / $	United States Dollar
ZAR	South African Rand
Key to holding's abbreviations
bp	Basis Points
EMTN	Euro Medium Term Notes
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate at the close of the reporting period
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
JSC	Joint Stock Company
MTN	Medium Term Notes
OAO	Open Joint Stock Company
OJSC	Open Joint Stock Company
OTC	Over-the-counter
PO	Principal Only
TBA	To Be Announced Commitments

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2013 through September 30, 2013 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $363,608,021.
(b)	The aggregate identified cost on a tax basis is $423,104,076, resulting in gross unrealized appreciation and depreciation of $13,052,366 and $8,545,441, respectively, or net unrealized appreciation of $4,506,925.
(NON)	Non-income-producing security.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer.
	Transactions during the period with Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund, which are under common ownership and control, were as follows:
	Name of affiliate	Market value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Market value at the end of the reporting period

	Putnam Money Market Liquidity Fund *	$46,431,444	$33,271,125	$79,702,569	$8,957	$—
	Putnam Short Term Investment Fund *	—	155,350,926	155,350,926	7,918	—
	Totals	$46,431,444	$188,622,051	$235,053,495	$16,875	$—
	* Management fees charged to Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period.
(FWC)	Forward commitment, in part or in entirety.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
	Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(P)	Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivatives contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
	At the close of the reporting period, the fund maintained liquid assets totaling $236,145,728 to cover certain derivatives contracts and delayed delivery securities.
	Debt obligations are considered secured unless otherwise indicated.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	81.4%
	Russia	2.6
	Venezuela	2.2
	Argentina	1.9
	Greece	1.9
	Luxembourg	1.1
	United Kingdom	1.0
	Ireland	0.9
	Canada	0.8
	Brazil	0.8
	Ukraine	0.7
	Turkey	0.5
	Germany	0.5
	Indonesia	0.5
	Other	3.2

	Total	100.0%
	Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
	Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.
	Options contracts: The fund used options contracts to isolate prepayment risk, to hedge against changes in values of securities it owns, owned or expects to own and to hedge prepayment risk.
	The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
	Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers. Forward premium swap options contracts include premiums that do not settle until the expiration date of the contract. The delayed settlement of the premiums are factored into the daily valuation of the option contracts.
	For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
	Futures contracts: The fund used futures contracts to manage exposure to market risk, to hedge interest rate risk and to gain exposure to interest rates.
	The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
	Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
	For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk and to gain exposure on currency.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk and to gain exposure on interest rates.
	An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
	The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund's maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
	For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
	Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, to gain exposure to specific markets or countries, to gain exposure to specific sectors or industries and to gain exposure to rates of inflation in specific regions or countries.
	To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
	For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
	Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk and to gain exposure on individual names and/or baskets of securities.
	In OTC and centrally cleared credit default contracts, the protection buyer typically makes an upfront payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the close of the contract. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties are settled through a central clearing agent through variation margin payments. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
	In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
	For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $246,238 at the close of the reporting period.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $4,254,176 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund for these agreements totaled $4,271,918.
	TBA purchase commitments: The fund may enter into TBA commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
	TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss.
	Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.
	TBA sale commitments: The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.
	Unsettled TBA sale commitments are valued at the fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks *:
Consumer cyclicals	$290,782	$142	$100,609
Total common stocks	290,782	142	100,609
Convertible bonds and notes	—	155,859	—
Convertible preferred stocks	181,412	335,487	—
Corporate bonds and notes	—	118,945,576	—
Foreign government and agency bonds and notes	—	35,763,621	—
Mortgage-backed securities	—	175,879,886	—
Preferred stocks	236,871	548,092	—
Purchased swap options outstanding	—	1,083,455	—
Senior loans	—	6,324,066	—
U.S. government and agency mortgage obligations	—	65,957,171	—
Warrants	—	3,256	—
Short-term investments	2,240,000	19,564,716	—

Totals by level	$2,949,065	$424,561,327	$100,609

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(1,859,167)	$—
Futures contracts	(482,638)	—	—
Written swap options outstanding	—	(1,111,897)	—
TBA sale commitments	—	(16,334,414)	—
Interest rate swap contracts	—	(7,684,619)	—
Total return swap contracts	—	434,061	—
Credit default contracts	—	(1,115,664)	—

Totals by level	$(482,638)	$(27,671,700)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.
Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Credit contracts	$96,549	$1,212,213
Foreign exchange contracts	765,894	2,625,061
Equity contracts	3,256	—
Interest rate contracts	10,606,872	18,368,510

Total	$11,472,571	$22,205,784

The average volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows:
Purchased swap option contracts (contract amount)	$350,400,000
Written swap option contracts (contract amount)	$296,800,000
Futures contracts (number of contracts)	1,000
Forward currency contracts (contract amount)	$403,200,000
OTC interest rate swap contracts (notional)	$2,085,400,000
Centrally cleared interest rate swap contracts (notional)	$652,600,000
OTC total return swap contracts (notional)	$423,800,000
OTC credit default swap contracts (notional)	$18,400,000
Warrants (number of warrants)	80
The following table summarizes any derivatives, repurchase agreements, reverse repurchase agreements, securities lending and borrowing transactions, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement.
	Offsetting of financial and derivative assets and liabilities
		Bank of America N.A.	Barclays Bank PLC	Barclays Capital Inc. (clearing broker)	Citibank, N.A.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Royal Bank of Scotland PLC (The)	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total

	Assets:
	OTC Interest rate swap contracts*#	$—	$241,777	$—	$42,436	$606,885	$—	$749,364	$—	$407,099	$—	$—	$—	$—	$—	$2,047,561
	Centrally cleared interest rate swap contracts***	—	—	391,614	—	—	—	—	—	—	—	—	—	—	—	391,614
	OTC Total return swap contracts*#	194,949	1,105,429	—	273,733	1,346,697	—	798,413	—	26,224	—	—	—	—	—	3,745,445
	OTC Credit default swap contracts*#	—	75,816	—	—	20,733	—	—	—	—	—	—	—	—	—	96,549
	Futures contracts***	—	—	—	—	—	—	—	—	—	62,658	—	—	—	—	62,658
	Forward currency contracts#	44,651	139,436	—	38,734	70,997	48,753	8,927	144,495	70,427	—	—	70,081	129,393	—	765,894
	Purchased swap options**#	—	—	—	—	1,083,455	—	—	—	—	—	—	—	—	—	1,083,455

	Total Assets	$239,600	$1,562,458	$391,614	$354,903	$3,128,767	$48,753	$1,556,704	$144,495	$503,750	$62,658	$—	$70,081	$129,393	$—	$8,193,176

	Liabilities:
	OTC Interest rate swap contracts*#	$—	$807,861	$—	$—	$510,695	$—	$1,752,049	$—	$289,893	$—	$—	$—	$—	$—	$3,360,498
	Centrally cleared interest rate swap contracts***	—	—	493,957	—	—	—	—	—	—	—	—	—	—	—	493,957
	OTC Total return swap contracts*#	65,100	815,675	—	21,231	193,236	10,821	2,062,886	—	142,435	—	—	—	—	—	3,311,384
	OTC Credit default swap contracts*#	93,315	31,234	—	—	865,878	221,786	—	—	—	—	—	—	—	—	1,212,213
	Futures contracts***	—	—	—	—	—	—	—	—	—	76,246	—	—	—	—	76,246
	Forward currency contracts#	93,532	452,530	—	227,599	198,337	232,304	161,174	127,265	332,863	—	129,943	144,347	371,189	153,978	2,625,061
	Written swap options#	—	—	—	—	1,111,897	—	—	—	—	—	—	—	—	—	1,111,897

	Total Liabilities	$251,947	$2,107,300	$493,957	$248,830	$2,880,043	$464,911	$3,976,109	$127,265	$765,191	$76,246	$129,943	$144,347	$371,189	$153,978	$12,191,256

	Total Financial and Derivative Net Assets	$(12,347)	$(544,842)	$(102,343)	$106,073	$248,724	$(416,158)	$(2,419,405)	$17,230	$(261,441)	$(13,588)	$(129,943)	$(74,266)	$(241,796)	$(153,978)	$(3,998,080)
	Total collateral received (pledged)##†	$1,183,010	$(544,842)	$—	$106,073	$246,238	$(301,819)	$(2,419,405)	$—	$(261,441)	$—	$(109,956)	$—	$(229,875)	$—	$(2,332,017)
	Net amount	$(1,195,357)	$—	$(102,343)	$—	$2,486	$(114,339)	$—	$17,230	$—	$(13,588)	$(19,987)	$(74,266)	$(11,921)	$(153,978)	$(1,666,063)

*	Excludes premiums.

#	Covered by master netting agreement.

***	Includes current day's variation margin only, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund's portfolio.

##	Any over-collateralization of total financial and derivative net assets is not shown.

†	Additional collateral may be required from certain brokers based on individual agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: November 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: November 26, 2013

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: November 26, 2013